     As filed with the Securities and Exchange Commission on October 5, 1995

                                                      Registration No. 33-52591
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 POST-EFFECTIVE
                               AMENDMENT NO. 1 TO
                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.  Exact name of trust:  CENTRAL EQUITY TRUST, WORLDWIDE SERIES 1, Utility and
                          Telecommunications Portfolio

B.  Name of depositor:  UNISON INVESTMENT TRUSTS LTD.

C.  Complete address of depositor's principal executive office:
    UNISON INVESTMENT TRUSTS LTD.
    12555 Manchester Road
    St. Louis, Missouri 63131

D.  Name and complete address of agent for service:
    UNISON INVESTMENT TRUSTS LTD.
    Attention: Lawrence R. Sobol
    12555 Manchester Road
    St. Louis, Missouri 63131

                      Send copies of all communications to:
                                 BRYAN CAVE LLP
                          Attention: Joseph F. Mueller
                             One Metropolitan Square
                         211 North Broadway, Suite 3600
                         St. Louis, Missouri 63102-2750

E.  Approximate date of proposed public offering:
    [X] CHECK BOX IF IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON OCTOBER 5, 1995, PURSUANT TO PARAGRAPH (b) OF RULE 485.

===============================================================================

                    CENTRAL EQUITY TRUST, WORLDWIDE SERIES 1
                    Utility and Telecommunications Portfolio
                              CROSS REFERENCE SHEET

    Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933 (Form N-8B-2 Items Required by Instruction 1 as to Prospectus on Form S-6)

         Form N-8B-2 Item Number             Form S-6 Heading in Prospectus
---------------------------------------   -------------------------------------

                     I. Organization and General Information

1.  (a) Name of Trust..................   Prospectus Front Cover

    (b) Title of securities issued.....   Prospectus Front Cover

2.  Name and address of Depositor......   Prospectus Back Cover
                                          Introduction
                                          Miscellaneous -- The Sponsor

3.  Name and address of Trustee........   Prospectus Back Cover
                                          Introduction
                                          Miscellaneous -- The Trustee

4.  Name and address of principal
    underwriter........................   The Trust

5.  Organization of trust..............   Introduction
                                          The Trust -- Objectives and
                                             Securities Selection

6.  Execution and termination of Trust
    Indenture and Agreement............   Introduction
                                          The Trust
                                          Administration of the Trust --
                                             Amendment or Termination

7.  Changes of Name....................   <F1>

8.  Fiscal year........................   <F1>

9.  Material litigation................   <F1>

        II. General Description of the Trust and Securities of the Trust

10. General information regarding
    trust's securities.................   Summary of Essential Information
                                          The Trust
                                          Public Offering
                                          Federal Taxation
                                          Rights of Unitholders
                                          Trust Operating Expenses
                                          Administration of the Trust

11. Type of securities comprising
    units..............................   Summary of Essential Information
                                          Schedule of Trust Securities
                                          The Trust -- Summary Description of
                                             the Portfolio and Risks Associated
                                             Therewith
                                          The Trust -- Objectives and
                                             Securities Selection

12. Certain information regarding
    periodic payment certificates......   <F1>

13. (a) Load, fees, expenses, etc......   The Trust
                                          Summary of Essential Information
                                          Schedule of Trust Securities
                                          Public Offering
                                          Trust Operating Expenses
                                          Administration of the Trust --
                                             Distributions of Income and
                                             Capital

    (b) Certain information regarding
        periodic payment certificates..   <F1>

    (c) Certain percentages............   Summary of Essential Information
                                          Public Offering

    (d) Price to affiliates............   Summary of Essential Information --
                                             Public Offering Price
                                          Public Offering -- Public Offering
                                             Price

    (e) Other expenses and fees.........  Rights of Unitholders -- Units

    (f) Certain profits receivable by
        the depositor, principal
        underwriter, trustee or
        affiliated persons..............  Public Offering -- Sponsor's and
                                             Underwriter's Profit

    (g) Ratio of annual charges to
        income..........................  <F1>

14. Issuance of trust's securities......  Administration of the Trust --
                                             Administration of the Portfolio
                                          Rights of Unitholders -- Units
                                          Rights of Unitholders -- Reinvestment
                                             Option

15. Receipt and handling of payments
    from purchaser......................  Summary of Essential Information
                                          The Trust -- Summary Description of
                                             the Portfolio
                                          The Trust -- Objectives and
                                             Securities Selection
                                          Public Offering -- Public Offering
                                             Price
                                          Public Offering -- Unit Distribution
                                          Public Offering -- Sponsor's and
                                             Underwriter's Profits
                                          Rights of Unitholders -- Units
                                          Rights of Unitholders -- Reinvestment
                                             Option

16. Acquisition and disposition of
    underlying securities..............   The Trust -- Summary Description of
                                             the Portfolio and Risks Associated
                                             Therewith
                                          The Trust -- Objectives and
                                             Securities Selection
                                          Rights of Unitholders -- Redemption
                                             of Units
                                          Administration of the Trust --
                                             Administration of the Portfolio
                                          Administration of the Trust --
                                             Amendment or Termination

17. Withdrawal or redemption...........   Summary of Essential Information
                                          The Trust
                                          Public Offering
                                          Federal Taxation
                                          Rights of Unitholders -- Redemption
                                             of Units
                                          Trust Operating Expenses
                                          Administration of the Trust

18. (a) Receipt and disposition of
    income.............................   Summary of Essential Information
                                          Schedule of Trust Securities
                                          The Trust --Summary Description of
                                             the Portfolio and Risks Associated
                                             Therewith
                                          Federal Taxation
                                          Status of the Trust Under New York
                                             State and City Law
                                          Rights of Unitholders -- Certain
                                             Limitations
                                          Rights of Unitholders -- Redemption
                                             of Units
                                          Trust Operating Expenses
                                          Miscellaneous -- The Sub-Custodians

    (b) Reinvestment of distributions..   Rights of Unitholders -- Reinvestment
                                             Option

    (c) Reserves or special funds......   Miscellaneous -- The Sub-Custodians

    (d) Schedule of distributions......   <F1>

19. Records, accounts and reports......   Rights of Unitholders -- Units
                                          Administration of the Trust --
                                             Distributions of Income and
                                             Capital
                                          Administration of the Trust --
                                             Administration of the Portfolio
                                          Administration of the Trust --
                                             Reports to Unitholders
                                          Administration of the Trust --
                                             Amendment or Termination
                                          Miscellaneous -- The Trustee
                                          Miscellaneous -- The Sub-Custodians

20. (a) Amendments.....................   Administration of the Trust --
                                             Amendment or Termination

    (b) Extension or Termination.......   Administration of the Trust --
                                             Amendment or Termination

    (c) and (d) Removal or Resignation
        of Trustee.....................   Miscellaneous -- The Trustee

    (e) and (f) Removal or Resignation
        of Sponsor.....................   Miscellaneous -- The Sponsor

21. Loans to security holders..........   <F1>

22. Limitations on liability...........   The Trust -- Summary Description of
                                             the Portfolio and Risks Associated
                                             Therewith
                                          The Trust -- Objectives and
                                             Securities Selection
                                          Rights of Unitholders -- Units
                                          Rights of Unitholders -- Certain
                                             Limitations
                                          Trust Operating Expenses --
                                             Miscellaneous Expenses
                                          Administration of the Trust --
                                             Limitation on Liabilities

23. Bonding arrangements...............   <F1>

24. Other material provisions of Trust
    Indenture Agreement................   <F1>

        III. Organization, Personnel and Affiliated Persons of Depositor

25. Organization of Depositor..........   Miscellaneous -- The Sponsor

26. Fees received by Depositor.........   Summary of Essential Information
                                          Trust Operating Expenses -- Fees

27. Business of Depositor..............   Administration of the Trust --
                                             Administration of the Portfolio
                                          Miscellaneous -- The Sponsor

28. Certain information as to
    officials and affiliated persons
    of Depositor.......................   Miscellaneous -- The Sponsor

29. Voting securities of Depositor.....   Miscellaneous -- The Sponsor

30. Person controlling Depositor.......   <F1>

31. Payments by Depositor for certain
    services rendered to trust.........   <F1>

32. Remuneration of directors of
    Depositor for certain services
    rendered to trust..................   <F1>

33. Remuneration of employees for
    certain services rendered to
    trust..............................   <F1>

34. Remuneration of other persons for
    certain services rendered to
    trust..............................   <F1>

                  IV. Distribution and Redemption of Securities

35. Distribution of trust's securities
    by States..........................   Public Offering -- Unit Distribution

36. Suspension of sales of trust's
    securities.........................   <F1>

37. Revocation of authority to
    distribute.........................   <F1>

38. (a) Method of distribution.........   The Trust -- Summary Description of
                                             the Portfolio and Risks Associated
                                             Therewith
                                          Public Offering -- Public Offering
                                             Price
                                          Public Offering -- Unit Distribution
                                          Rights of Unitholders -- Units

    (b) Underwriting agreements........   Summary of Essential Information
                                          Public Offering -- Public Offering
                                             Price
                                          Public Offering -- Unit Distribution
                                          Public Offering -- Sponsor's and
                                             Underwriter's Profits

    (c) Selling agreements.............   Public Offering -- Unit Distribution

39. (a) Organization of principal
        underwriter....................   <F1>

    (b) N.A.S.D. membership by
        principal underwriter..........   Miscellaneous -- The Sponsor

40. Certain fees received by principal
    Underwriter........................   <F1>

41. (a) Business of principal
        underwriter....................   <F1>

    (b) Branch offices of principal
        underwriter....................   <F1>

    (c) Salesmen of principal
        underwriter....................   <F1>

42. Ownership of trust's securities by
    certain persons....................   <F1>

43. Certain brokerage commissions
    received by principal underwriter..   <F1>

44. (a) Method of valuation............   Summary of Essential Information
                                          The Trust -- Objectives and
                                             Securities Selection
                                          Public Offering -- Public Offering
                                             Price
                                          Rights of Unitholders -- Redemption
                                             of Units

    (b) Schedule as to offering price..   <F1>

    (c) Variation in offering price....   Public Offering

45. Suspension of redemption rights....   <F1>

46. (a) Redemption valuation...........   Summary of Essential Information
                                          Public Offering -- Public Offering
                                             Price
                                          Rights of Unitholders -- Redemption
                                             of Units

    (b) Schedule as to redemption
        price..........................   <F1>

47. Maintenance of position in
    underlying securities..............   Public Offering -- Sponsor's and
                                             Underwriter's Profits

               V. Information Concerning the Trustee or Custodian

48. Organization and regulation of
    Trustee............................   Miscellaneous -- The Trustee
                                          Miscellaneous -- The Sub-Custodians

49. Fees and expenses of Trustee.......   Summary of Essential Information
                                          Trust Operating Expenses -- Fees
                                          Miscellaneous -- The Trustee

50. Trustee's lien.....................   Trust Operating Expenses -- Fees
                                          Trust Operating Expenses --
                                             Miscellaneous Expenses

          VI. Information Concerning Insurance of Holders of Securities

51. Insurance of holders of trust's
    securities.........................   <F1>

                            VII. Policy of Registrant

52. (a) Provisions of trust agreement
        with respect to selection or
        elimination of underlying
        securities.....................   The Trust -- Summary Description of
                                             the Portfolio and Risks Associated
                                             Therewith
                                          The Trust -- Objectives and
                                             Securities Selection
                                          Administration of the Trust --
                                             Administration of the Portfolio

    (b) Transactions involving
        elimination of underlying
        securities.....................   <F1>

    (c) Policy regarding substitution
        or elimination of underlying
        securities.....................   The Trust -- Summary Description of
                                             the Portfolio and Risks Associated
                                             Therewith
                                          The Trust -- Objectives and
                                             Securities Selection
                                          Administration of the Trust --
                                             Administration of the Portfolio

    (d) Fundamental policy not
        otherwise covered..............   <F1>

53. Tax status of trust................   Federal Taxation
                                          Status of the Trust Under New York
                                             State and City Law

                   VIII. Financial and Statistical Information

54. Trust's securities during last
    ten years..........................   <F1>

55. Certain information regarding
    periodic payment certificates......   <F1>

56. Certain information regarding
    periodic payment certificates......   <F1>

57. Certain information regarding
    periodic payment certificates......   <F1>

58. Certain information regarding
    periodic payment certificates......   <F1>

59. Financial statements (Instruction
    1(b) to Form S-6)..................   Report of Independent Public
                                             Accountants
                                          Statement of Net Assets
                                          Statement of Operations
                                          Statement of Changes in Net Assets
                                          Notes to Financial Statements

---------------

<F1> Inapplicable, omitted, answer negative or not required.

THIS PROSPECTUS CONSISTS OF TWO PARTS. PART ONE CONTAINS A SUMMARY OF ESSENTIAL INFORMATION AND DESCRIPTIVE MATERIAL RELATING TO THE TRUST, THE TRUST'S PORTFOLIO AND A STATEMENT OF FINANCIAL CONDITION OF THE TRUST. PART TWO CONTAINS A GENERAL DESCRIPTION OF THE TRUST. PART ONE MAY NOT BE DISTRIBUTED UNLESS ACCOMPANIED BY PART TWO. PLEASE RETAIN BOTH PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

-------------------------------------------------------------------------------
                              CENTRAL EQUITY TRUST
                                     [LOGO]*
                               WORLDWIDE SERIES 1
                          UTILITY & TELECOMMUNICATIONS
                                    PORTFOLIO

                               Prospectus Part One
-------------------------------------------------------------------------------

    The Trust. The objectives of the Trust are providing current income and capital appreciation through investment in a fixed portfolio consisting of common stocks and American Depositary Receipts ("ADRs") (collectively, the "Securities") issued by domestic and foreign electric, gas, water and telecommunications companies (the "Portfolio"). See "The Trust -- Summary Description of the Portfolio" in Part Two. The issuers, whether foreign or domestic, of the Securities in the Portfolio (including issuers of common stock underlying any ADRs) are collectively referred to herein as the "Issuers". The value of the Units of the Trust will fluctuate with the value of the Portfolio. See "Summary of Essential Information" in this Part One and "The Trust" in
Part Two.

    Public Offering Price. The Public Offering Price of the Units is based on the Trustee's evaluation of the aggregate market value of the securities in the Portfolio of the Trust divided by the number of Units outstanding plus a sales charge of 4.40% of the Public Offering Price (4.60% of the aggregate market value of the underlying Securities) until July 1, 1996, at which time the sales charge will decrease. See "Summary of Essential Information" in this Part One. Unless terminated earlier, the Trust will terminate on June 1, 2001 and any Securities then held will, within a reasonable time thereafter, be sold by the Trustee. Any Securities sold at termination will be sold at the then current market value for such Securities, therefore, the amount distributable in cash to a Unitholder may be more or less than the amount such Unitholder paid for his Units.

                         ------------------------------
     NEITHER THESE TRANSACTIONS NOR THE SECURITIES OFFERED HEREBY HAVE BEEN
      APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR
       ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
          COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
          FAIRNESS OR MERITS OF THESE TRANSACTIONS OR UPON THE ACCURACY
           OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.
                         ------------------------------
                                    Sponsor:
                                       uit
                          Unison Investment Trusts Ltd.

                    Prospectus Part One dated October 5, 1995

---------------
* Description of logo: One large square, containing a black square in each corner, each black square containing within it a white symbol: an electric plug symbolizing electricity; a flame symbolizing natural gas; a satellite dish symbolizing telecommunications; and a running faucet symbolizing water. The center of the large square contains a picture of the world.

                                TABLE OF CONTENTS
PART ONE
    SUMMARY OF ESSENTIAL INFORMATION . . . . . . . . . . . . . . . . . . . . 13
    PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
    PER UNIT INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . 15
    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . 16
    STATEMENT OF NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . 17
    STATEMENT OF OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . 18
    STATEMENT OF CHANGES IN NET ASSETS . . . . . . . . . . . . . . . . . . . 18
    SCHEDULE OF TRUST SECURITIES . . . . . . . . . . . . . . . . . . . . . . 20
    EXCHANGE RATES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
    NOTES TO FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . 23

PART TWO
    INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
    THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
        Summary Description of the Portfolio and Risks Associated
          Therewith. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
        Risks and Other Considerations Concerning Electric, Gas, Water
          and Telecommunications Industries. . . . . . . . . . . . . . . . . 28
        Objectives and Securities Selection. . . . . . . . . . . . . . . . . 31
    PUBLIC OFFERING. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
        General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
        Public Offering Price. . . . . . . . . . . . . . . . . . . . . . . . 32
        Unit Distribution. . . . . . . . . . . . . . . . . . . . . . . . . . 33
        Sponsor's and Underwriter's Profits. . . . . . . . . . . . . . . . . 33
        Public Market. . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
    FEDERAL TAXATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34
        General Consequences . . . . . . . . . . . . . . . . . . . . . . . . 34
        Taxation of Trust Distributions. . . . . . . . . . . . . . . . . . . 34
        Unitholder's Tax Basis in Units. . . . . . . . . . . . . . . . . . . 35
        Sale, Exchange or Redemption of Units. . . . . . . . . . . . . . . . 35
        Tax Consequences of In Kind Distributions. . . . . . . . . . . . . . 35
        Investment in Foreign Securities and ADRs. . . . . . . . . . . . . . 36
        Back-Up Withholding. . . . . . . . . . . . . . . . . . . . . . . . . 36
    STATUS OF THE TRUST UNDER NEW YORK STATE AND CITY LAW. . . . . . . . . . 37
    RIGHTS OF UNITHOLDERS. . . . . . . . . . . . . . . . . . . . . . . . . . 37
        Units. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37
        Certain Limitations. . . . . . . . . . . . . . . . . . . . . . . . . 38
        Redemption of Units. . . . . . . . . . . . . . . . . . . . . . . . . 38
        Reinvestment Option. . . . . . . . . . . . . . . . . . . . . . . . . 40
    TRUST OPERATING EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . 41
        Initial Costs. . . . . . . . . . . . . . . . . . . . . . . . . . . . 41
        Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 42
        Miscellaneous Expenses . . . . . . . . . . . . . . . . . . . . . . . 42
    ADMINISTRATION OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . 43
        Records and Accounts . . . . . . . . . . . . . . . . . . . . . . . . 43
        Distributions of Income and Capital. . . . . . . . . . . . . . . . . 43
        Administration of the Portfolio. . . . . . . . . . . . . . . . . . . 44
        Reports to Unitholders . . . . . . . . . . . . . . . . . . . . . . . 44
        Amendment or Termination . . . . . . . . . . . . . . . . . . . . . . 45
        Limitations on Liabilities . . . . . . . . . . . . . . . . . . . . . 46
    MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 46
        The Sponsor. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 46
        The Trustee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 47
        The Sub-Custodians . . . . . . . . . . . . . . . . . . . . . . . . . 48
        The Evaluator. . . . . . . . . . . . . . . . . . . . . . . . . . . . 48
        Legal Opinions . . . . . . . . . . . . . . . . . . . . . . . . . . . 49
        Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 49

                                      SUMMARY OF ESSENTIAL INFORMATION
                                            CENTRAL EQUITY TRUST
                                             WORLDWIDE SERIES 1
                                  UTILITY AND TELECOMMUNICATIONS PORTFOLIO
                                            AS OF AUGUST 31, 1995

Number of Units <F1> . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       554,125
Fractional Undivided Interest in the Trust Represented by Each Unit. . . . . . . . . . . . . .   1/554,125th
Public Offering Price:
     Aggregate market value of Securities in the Trust <F2>. . . . . . . . . . . . . . . . . .   $11,926,600
     Other net assets <F3> . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       180,030
                                                                                                 -----------
     Total aggregate value of the Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . .   $12,106,630
                                                                                                 ===========
Divided by 554,125 Units (times 100 Units) . . . . . . . . . . . . . . . . . . . . . . . . . .   $     2,185
Plus Sales Charge <F4> of 4.40% of Public Offering Price (approximately 4.60% of Trust assets
  as determined by the Trustee) per 100 Units <F5> . . . . . . . . . . . . . . . . . . . . . .           100
                                                                                                 -----------
Public Offering Price per 100 Units  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     2,285
                                                                                                 ===========
Redemption Price per 100 Units <F6>. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     2,185
                                                                                                 ===========


Evaluation Time. . . . . . . . . . . . . . . . . . .   Close of trading on the New York Stock Exchange
                                                       (currently 4:00 P.M. New York time).

Record Dates . . . . . . . . . . . . . . . . . . . .   The first of each January, April, July and September.

Distribution Dates . . . . . . . . . . . . . . . . .   The fifteenth of each January, April, July and
                                                       September.

Capital Distribution Dates . . . . . . . . . . . . .   Fifteenth day of each June and December unless the
                                                       amount in the Capital Account available to be
                                                       distributed is less than $1.00 per 100 Units
                                                       outstanding or earlier if the amount is greater than
                                                       $10.00 per 100 Units outstanding.

Date Trust Established . . . . . . . . . . . . . . .   May 24, 1994.

Mandatory Termination Date . . . . . . . . . . . . .   June 1, 2001.

Minimum Termination Value. . . . . . . . . . . . . .   The Trust Agreement may be terminated by the Sponsor
                                                       if the market value of the Trust at any time is less
                                                       than 80% of the market value of the Securities
                                                       deposited in the Trust on the Date of Deposit. <F7>

Trustee's Fee. . . . . . . . . . . . . . . . . . . .   $1.44 per 100 Units per annum.

Estimated Expenses . . . . . . . . . . . . . . . . .   $0.75 per 100 Units per annum.

Sponsor's Annual Portfolio Supervision Fee . . . . .   $0.50 per 100 Units, maximum of $0.60 per 100 Units.

Evaluator's Fee. . . . . . . . . . . . . . . . . . .   $0.20 per 100 units per annum.


---------------

<F1>     The number of Units will be increased as the Sponsor deposits additional Securities into the Trust for the purpose of dividend reinvestment. (See "Introduction" in Part Two.)
<F2>     Securities listed on a securities exchange are valued by the Trustee at the last closing sale price, or if no such price exists, at the mean between the closing bid and offer prices or other bases.
         (See "Rights of Unitholders -- Redemption of Units" in Part Two.)
<F3>     The aggregate value of each Unit for purposes of calculating the Public Offering Price of Units will include the pro rata share of other net assets attributable to such Units in the Income Account and the Capital Account of the Trust (other than amounts required to be distributed by the Trustee pursuant to the Trust Agreement) and amounts receivable in respect of Securities trading ex-dividend on the date of evaluation, net of accrued expenses.
<F4>     Effective on each July 1, the sales charge will be decreased by one-half of 1% to a minimum sales charge of 1.4%. (See "Public Offering -- Public Offering Price" in Part Two.)
<F5>     Certain purchasers of Units are entitled to a reduced sales charge. (See "Public Offering --Public
         Offering Price" and "Rights of Unitholders -- Reinvestment Option" in Part Two.)
<F6>     This price is computed as of the date listed above and may vary from such price on any subsequent date.
<F7>     The Sponsor may also direct the Trustee to dispose of Securities (1) upon default in payment of dividends, after declared, or interest when either are due and payable, (2) if any action or proceeding has been instituted at law or equity seeking to restrain or enjoin the payment of dividends or interest on any such Securities, or if there exists any legal question or impediment affecting such Securities or the payment of dividends or interest on the same, (3) if there has occurred any breach of covenant or warranty in any document relating to an Issuer which would adversely affect either immediately or contingently the payment of dividends or interest on such
         Securities, or the general credit standing of an Issuer or otherwise impair the sound investment character of such Securities, (4) if there has been a default in the payment of interest or dividends, or the principal or interest or premium, if any, on any other outstanding obligations of an Issuer (which, for purposes of this clause, shall mean either or both the Issuer of the security underlying an ADR and the depositary for such ADR), (5) if the price of any such Securities has declined to such an extent or other such market or credit factors exist that in the opinion of the
         Sponsor as evidenced in writing to the Trustee, the retention of such Securities would be detrimental to the Trust and to the interests of the Unitholders, (6) if all of the Securities will be sold pursuant to termination of the Trust as provided in the Indenture and Agreement, (7) if such sale is required due to Units tendered for redemption, (8) upon the occurrence of a change in the business of an Issuer (which, for purposes of this clause, shall mean either or both the Issuer of the security underlying an ADR and the depositary for such ADR) that would have caused the Sponsor not to include the securities of such Issuer in the Portfolio had such circumstances existed prior to the formation of the Trust, (9) to maintain the status of the Trust as a Regulated Investment
         Company under the Code, or (10)to prevent the Trust from becoming subject to the provisions of the
         Public Utility Holding Company Act of 1935 and the rules and regulations promulgated thereunder.


                                    PORTFOLIO

    As of May 31, 1995, Central Equity Trust, Worldwide Series 1, Utility and Telecommunications Portfolio, consists of 42 issues of Securities, of which 20% of the aggregate market value were issued by entities located in the United Kingdom. 32 issues are listed or traded on U.S. National Exchanges, 3 issues are listed or traded on a Foreign National Exchange and 7 issues are listed or traded on the Over-the-Counter market. The number of Securities by type of issuer and percentage of market value is as follows: Electric, 17 (41%); Gas, 6 (13%); Water, 2 (5%); Combination -- Gas and Electric, 7 (18%); and Telecommunications, 10 (23%). See "Schedule of Trust Securities" herein in this Part One.

                                            PER UNIT INFORMATION
                                               (Per 100 Units)
                                                                                                    1995<F1>
                                                                                                  ----------

Net asset value per Unit at beginning of period. . . . . . . . . . . . . . . . . . . . . . . .     $1,950.29
                                                                                                   =========
Net asset value per Unit at end of period. . . . . . . . . . . . . . . . . . . . . . . . . . .     $2,085.65
                                                                                                   =========
Distributions to Unitholders of investment income including accumulated dividends paid on
  Units redeemed (weighted average Units outstanding for entire period). . . . . . . . . . . .     $   50.76
                                                                                                   =========
Distributions to Unitholders from proceeds on investment transactions (weighted average Units
  outstanding for entire period) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      --
                                                                                                   =========
Change in unrealized appreciation (depreciation) of Securities (per Unit outstanding at end
  of period) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  100.18
                                                                                                   =========
Weighted average Units outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       552,575
Units outstanding at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       552,575

---------------

<F1>     For the period from May 24, 1994 (date of deposit) through May 31, 1995.


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Partners of Unison Investment Trusts Ltd., The Bank of New York and the Unitholders of Central Equity Trust, Worldwide Series 1, Utility and Telecommunications Portfolio:

    We have audited the accompanying statement of net assets and the schedule of trust securities of Central Equity Trust, Worldwide Series 1, Utility and Telecommunications Portfolio as of May 31, 1995 and the related statements of operations and changes in net assets for the period from May 24, 1994 (date of deposit), through May 31, 1995. These financial statements are the responsibility of Unison Investment Trusts Ltd. ("the Sponsor"). Our responsibility is to express an opinion on these financial statements based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of May 31, 1995, were confirmed by direct correspondence with the Trustee. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Central Equity Trust, Worldwide Series 1, Utility and Telecommunications Portfolio as of May 31, 1995, and the results of its operations and changes in net assets for the period from May 24, 1994 (date of deposit), through May 31, 1995, in conformity with generally accepted accounting principles.


                                      ARTHUR ANDERSEN LLP

St. Louis, Missouri
September  27, 1995

                                            CENTRAL EQUITY TRUST
                                             WORLDWIDE SERIES 1
                                  UTILITY AND TELECOMMUNICATIONS PORTFOLIO
                                           STATEMENT OF NET ASSETS
                                                MAY 31, 1995

ASSETS:
   Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    99,318
   Investments in Securities, at market value (cost $10,820,791) (Note 1). . . . . . . . . . .    11,374,387
   Dividends receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        51,093
                                                                                                 -----------
        Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $11,524,798
                                                                                                 -----------
NET ASSETS applicable to 552,575 Units of fractional undivided interest outstanding. . . . . .   $11,524,798
                                                                                                 ===========
NET ASSETS, REPRESENTED BY:
   Cost to original investors of 552,575 Units sold. . . . . . . . . . . . . . . . . . . . . .   $11,377,698
   Less initial underwriting commission (Note 1) . . . . . . . . . . . . . . . . . . . . . . .       556,907
                                                                                                 -----------
                                                                                                 $10,820,791
   Less accumulated redemptions of Units . . . . . . . . . . . . . . . . . . . . . . . . . . .            --
                                                                                                 -----------
                                                                                                 $10,820,791
   Undistributed net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   150,411
   Unrealized appreciation of investments. . . . . . . . . . . . . . . . . . . . . . . . . . .       553,596
   Accumulated net realized gain (loss) from investment transactions . . . . . . . . . . . . .            --
   Principal distributions to unitholders from proceeds of investment transactions . . . . . .            --
                                                                                                 -----------
        Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $11,524,798
                                                                                                 ===========
NET ASSET VALUE PER 100 UNITS (552,575 Units Outstanding). . . . . . . . . . . . . . . . . . .   $  2,085.65
                                                                                                 ===========

                               See accompanying notes to financial statements.


                                            CENTRAL EQUITY TRUST
                                             WORLDWIDE SERIES 1
                                  UTILITY AND TELECOMMUNICATIONS PORTFOLIO

                                           STATEMENT OF OPERATIONS
                                                                                                    1995<F1>
                                                                                                 -----------

Investment Income (Note 1):
   Dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   444,040
                                                                                                 -----------
Expenses (Note 2):
   Trustee fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    13,127
                                                                                                 -----------
   Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    13,127
                                                                                                 -----------
        Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   430,913
                                                                                                 -----------
Realized and unrealized gain (loss) on investments (Note 1):
   Net realized gain (loss) from investment transactions . . . . . . . . . . . . . . . . . . .   $        --
   Net change in unrealized appreciation (depreciation) of investments . . . . . . . . . . . .       553,596
                                                                                                 -----------
        Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   553,596
                                                                                                 -----------
Net increase (decrease) in net assets from operations. . . . . . . . . . . . . . . . . . . . .   $   984,509
                                                                                                 ===========

                                     STATEMENT OF CHANGES IN NET ASSETS
                                                                                                    1995<F1>
                                                                                                 -----------

Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   430,913
   Net realized gain (loss) from investment transactions (Note 1). . . . . . . . . . . . . . .            --
   Net change in unrealized appreciation (depreciation) of investments (Note 1). . . . . . . .       553,596
                                                                                                 -----------
        Net increase (decrease) in net assets from operations  . . . . . . . . . . . . . . . .   $   984,509
                                                                                                 -----------
Distributions to unitholders from:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   280,502
                                                                                                 -----------
   Total distribution to unitholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   280,502
                                                                                                 -----------
Total increase (decrease) in net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   704,007
                                                                                                 -----------
Net assets to unitholders:
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   937,118
   Additional securities purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9,883,673
                                                                                                 -----------
Net assets at end of period (including undistributed net investment income of $150,411). . . .   $11,524,798
                                                                                                 ===========



---------------

<F1>     For the period from May 24, 1994 (date of deposit) through May 31, 1995.

                               See accompanying notes to financial statements.




                                        SCHEDULE OF TRUST SECURITIES
                                            CENTRAL EQUITY TRUST
                                             WORLDWIDE SERIES 1
                                  UTILITY AND TELECOMMUNICATIONS PORTFOLIO
                                                MAY 31, 1995



                                                                                Current Annual  Current
Portfolio  Number     Name of Issuer of Securities or                           Dividend        Market
Number     of Shares  Securities Contracted For                                 Per Share <F1>  Value
---------  ---------  --------------------------------------------------------  --------------  ------------

1             5,750   AT&T Corp.                                                       $1.320    $   291,812
2            10,350   ALLTEL Corp.                                                      0.960        254,869
3             9,200   American Water Works Company, Inc.                                1.280        274,850
4             7,475   Ameritech Corp. <F2>                                              2.000        331,703
5            10,350   Bay State Gas Company                                             1.500        253,575
6            10,350   Bolivian Power Company Limited                                    0.670        270,394
7            13,800   Cable & Wireless PLC <F3>                                         1.720        282,900
8            11,500   Central & South West Corp.                                        0.180        296,125
9            43,700   China Light & Power Limited <F4>                                  0.760        235,980
10           19,550   Consumers Gas Limited                                             1.000        240,856
11           12,650   DPL, Inc.                                                         1.240        278,300
12            6,900   Duke Power Company                                                1.960        288,075
13            5,750   Empresa Nacional de Electricidad <F3>                             2.194        277,437
14            9,200   Enron Corporation                                                 0.800        335,800
15            8,050   Entergy Corporation                                               1.800        199,237
16            6,900   Equitable Resources, Inc.                                         1.180        206,138
17            9,200   GTE Corporation                                                   1.880        307,050
18           63,250   Hong Kong Electric Holdings Ltd. <F3>                             0.324        221,375
19           13,800   Hong Kong Telecommunications Limited <F3><F5>                     1.389        294,975
20            9,200   Indiana Energy, Inc.                                              1.060        180,550
21           11,500   KN Energy, Inc.                                                   1.000        299,000
22           29,900   London Electricity plc                                            0.575        306,176
23           13,800   Midlands Electricity plc <F3>                                     1.481        282,900
24            9,200   NIPSCO Industries, Inc.                                           1.560        317,400
25           11,500   National Power plc <F3>                                           0.339        345,000
26            8,625   NORWEB plc <F3>                                                   1.9124       278,156
27            9,200   Pacific Gas & Electric Company                                    1.960        266,800
28           11,500   PP & L Resources Inc. <F6>                                        1.670        207,000
29            8,625   PowerGen plc <F3>                                                 0.798        279,234
30           13,800   Southern Co.                                                      1.220        305,325
31           14,950   Southern Electric plc                                             1.310        313,950
32            9,200   Southern Indiana Gas & Electric Company                           1.690        282,900
33            6,900   SBC Communications, Inc. <F7>                                     1.650        310,500
34           12,650   TECO Energy, Inc.                                                 1.060        278,300
35            4,600   Telefonica de Argentina                                           2.053        123,050
36            4,600   Telefonos de Mexico S.A. de C.V. <F3>                             1.739        129,375
37           14,950   TransCanada PipeLines Limited                                     1.000        198,088
38            6,900   U S West Inc.                                                     2.140        284,625
39            8,050   Union Electric Company                                            2.440        304,894
40           27,600   Welsh Water plc                                                   0.680        283,063
41           10,350   Western Resources, Inc.                                           2.020        326,025
42           11,500   Wisconsin Energy Corp.                                            1.470        330,625
            -------                                                                              -----------
            546,825                                                                              $11,374,387
            =======                                                                              ===========

---------------

<F1>     Based on the latest quarterly or semi-annual declaration.  There can be no assurance that future payments will be maintained in an amount equal to the dividends listed above.
<F2>     On December 15, 1994, Ameritech Corp. declared a 2-for-1 stock split which was paid on January 21,
         1995.
<F3>     Sponsored ADR. (See "The Trust -- Summary Description of the Portfolio and Risks Associated
         Therewith -- American Depositary Receipts" in Part Two.)
<F4>     Unsponsored ADR. (See "The Trust - Summary Description of the Portfolio and Risks Associated
         Therewith -- American Depositary Receipts" in Part Two.)
<F5>     Hong Kong Telecommunications Limited paid a 3-for-1 stock split on June 15, 1994.
<F6>     Effective April 27, 1995, Pennsylvania Power & Light Company formally adopted "PP & L Resources
         Inc." as its name. The Sponsor originally deposited shares of Pennsylvania Power & Light Company in the Trust.
<F7>     In May, 1995, Southwestern Bell Corp. began doing business as "SBC Communications, Inc." The Sponsor originally deposited shares of Southwestern Bell Corp. in the Trust.




                                 EXCHANGE RATES

    The following table sets forth the quarterly high and low United States dollar exchange rates for the past seven years for the currencies in which foreign Securities in the Portfolio are denominated. Fluctuations in or stability of rates during the period shown are not necessarily indicative of fluctuations in or stability of exchange rates over the term of the Trust. The table shows U.S. Dollars received for 100 foreign currency units.



               ARGENTINE       BOLIVIAN      CANADIAN      HONG KONG     MEXICAN       SPANISH         BRITISH
               PESO            BOLIVIANO     DOLLAR        DOLLAR        PESO          PESETA          POUND
               <F1><F2>        <F1>          <F3>          <F3>          <F3>          <F3>            <F3>
               --------------  ------------  ------------  ------------  ------------  --------------  --------------
               High    Low     High   Low    High   Low    High   Low    High   Low    High    Low     High    Low
               ------  ------  -----  -----  -----  -----  -----  -----  -----  -----  ------  ------  ------  ------

Mar. 31, 1988   19.65   15.00  47.39  43.61  80.87  79.95  12.92  12.73  45.30  43.10    0.92    0.86  186.91  176.80
Jun. 30, 1988   15.50    9.05  45.36  40.68  83.13  81.05  12.86  12.68  44.80  43.40    0.91    0.82  182.41  170.21
Sep. 30, 1988    8.93    6.78  44.74  38.85  83.63  80.66  12.91  12.66  62.50  43.00    0.83    0.79  170.47  166.72
Dec. 31, 1988    8.08    6.14  40.55  38.14  84.41  80.89  12.87  12.76  43.90  42.60    0.89    0.81  187.12  178.41
Mar. 31, 1989    6.12    1.99  40.78  38.01  84.73  83.14  12.88  12.72  43.80  41.50    0.89    0.85  172.53  168.52
Jun. 30, 1989    2.07    0.39  40.05  36.81  84.55  82.69  13.05  12.66  41.80  39.50    0.87    0.77  159.31  150.80
Sep. 30, 1989    0.39    0.15  39.79  35.27  85.41  83.66  12.87  12.74  40.70  38.30    0.86    0.80  162.15  153.65
Dec. 31, 1989    0.15    0.06  35.50  33.80  86.40  84.91  12.91  12.74  38.60  37.10    0.92    0.82  162.60  156.20
Mar. 31, 1990    0.06    0.02  34.79  31.53  86.51  82.89  12.80  12.77  38.10  35.90    0.93    0.92  166.47  159.71
Jun. 30, 1990    0.02    0.02  32.89  31.70  86.28  84.00  12.90  12.77  36.10  34.90    0.98    0.92  174.61  167.47
Sep. 30, 1990    0.02    0.02  32.67  29.99  88.44  85.41  12.88  12.83  37.20  34.30    1.05    0.98  191.97  184.77
Dec. 31, 1990    0.02    0.02  32.07  28.93  87.22  85.03  12.89  12.80  35.00  33.40    1.08    1.02  195.31  187.40
Mar. 31, 1991    0.02    0.01  30.13  27.63  87.07  85.87  12.85  12.81  34.00  31.90    1.10    0.94  190.15  173.55
Jun. 30, 1991    0.01    0.01  29.34  27.03  87.63  86.26  12.97  12.82  33.70  33.00    0.97    0.88  170.35  161.05
Sep. 30, 1991    0.01    0.01  28.91  26.64  88.33  86.23  12.92  12.86  33.50  32.60    0.95    0.87  175.16  169.31
Dec. 31, 1991    0.01    0.01  28.46  26.46  89.27  86.15  12.92  12.83  33.40  32.20    1.04    0.93  188.57  177.11
Mar. 31, 1992  102.34    0.01  27.25  25.65  87.64  83.28  12.96  12.85  34.10  32.10    1.04    0.94  175.40  170.01
Jun. 30, 1992  101.54  100.38  26.79  25.67  84.76  82.92  12.94  12.89  32.70  32.00    1.04    0.97  190.87  181.65
Sep. 30, 1992  101.37  100.00  26.36  22.59  84.64  79.80  12.95  12.85  32.70  32.00    1.11    0.94  200.40  170.73
Dec. 31, 1992  101.07   99.75  25.89  23.65  81.07  77.54  12.93  12.84  32.70  31.80    1.01    0.86  159.85  149.62
Mar. 31, 1993  100.95   99.87  25.11  22.98  80.48  77.82  12.94  12.92  32.77  31.56    0.90    0.84  151.23  143.30
Jun. 30, 1993  100.33   99.84  24.87  22.96  79.66  77.93  12.95  12.88  32.41  31.86    0.88    0.76  155.00  146.93
Sep. 30, 1993  101.01   99.67  23.89  22.64  78.26  74.93  12.94  12.88  32.26  31.92    0.78    0.69  155.10  149.63
Dec. 31, 1993  100.47   99.88  23.42  22.12  77.41  74.37  12.95  12.93  32.32  30.99    0.77    0.70  150.84  147.64
Mar. 31, 1994  100.23   99.99  22.54  21.66  76.49  72.27  12.95  12.90  32.21  29.78    0.73    0.69  150.30  147.55
Jun. 30, 1994  100.24  100.00  21.88  21.51  72.98  71.60  12.94  12.92  30.58  29.47    0.77    0.72  155.30  146.41
Sep. 30, 1994  100.22   99.98  21.55  21.41  74.56  71.96  12.94  12.94  29.96  29.30    0.79    0.76  157.93  152.45
Dec. 31, 1994  100.30   99.90  21.46  21.23  74.41  71.10  12.95  12.92  29.36  17.54    0.81    0.75  163.82  154.20
Mar. 31, 1995  100.17   99.88  21.28  21.05  72.10  70.21  12.94  12.88  19.05  13.42    0.79    0.75  164.00  154.95

---------------

<F1>     Source: Dow Jones Trade Line

<F2>     As of January 1, 1992, the Argentine government replaced the austral as the unit of currency with the peso.
         The peso replaced the austral at a rate of 1 per 10,000.

<F3>     Source: FactSet Data Systems, Inc.


                              CENTRAL EQUITY TRUST
                               WORLDWIDE SERIES 1
                    UTILITY AND TELECOMMUNICATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    The financial statements of the Trusts are prepared in accordance with generally accepted accounting principles. The policies which significantly affect the determination of financial position, results of operations, and changes in net assets are summarized below:

    Cash and Equivalents -- Cash and equivalents are amounts on deposit in the Income and Capital Accounts.

    Security Valuation -- Securities listed on a securities exchange are valued by the Trustee at the last closing sale price, or if no such price exists, at the mean between the closing bid and offer prices or other bases. (See "Rights of Unitholders -- Redemption of Units" in Part Two.)

    Income and Expense -- Income and expenses are recognized on the accrual basis of accounting. Gains and losses from transactions are determined on a specific identification basis.

    Federal Income Taxes -- The Trusts are not taxable for Federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of a Trust and accordingly, no provision has been made for Federal income taxes.

NOTE 2 -- OPERATING EXPENSES:

    See "Trust Operating Expenses" in Part Two of this Prospectus for information with respect to trustee fees and expenses.

                               PROSPECTUS PART TWO


                              CENTRAL EQUITY TRUST
                               WORLDWIDE SERIES 1
                    UTILITY AND TELECOMMUNICATIONS PORTFOLIO


NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE. BOTH PARTS OF THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.


                                  INTRODUCTION

     Central Equity Trust, Worldwide Series 1, Utility and Telecommunications Portfolio (the "Trust") was created under the laws of the State of New York pursuant to the Trust Agreement (the "Agreement") and a related Standard Terms and Conditions of Trust (the "Indenture", as amended and restated, collectively with the Agreement, the "Indenture and Agreement") by and between Unison Investment Trusts Ltd. (the "Sponsor"), The Bank of New York (the "Trustee") and Van Kampen American Capital Investment Advisory Corp. as successor Evaluator to the Bank of New York (the "Evaluator"), effective June 19, 1995. The purpose and objectives of the Trust are to provide current income and capital appreciation through investment in a fixed portfolio of securities consisting of common stocks and Depositary Receipts ("ADRs") issued by domestic and foreign electric, gas, water and telecommunications companies. (Such common stock and ADRs are referred to herein as "Securities". The Securities on deposit in the Trust are herein collectively referred to as the "Portfolio".) The Portfolio allows investors greater diversification than they might be able to acquire individually. The issuers of the Securities in the Portfolio, together with the issuers of the foreign common stocks underlying any ADRs, are collectively referred to herein as the "Issuers". The Securities may provide income or are considered to have the potential for capital appreciation or both. ADRs provide income in the form of distribution payments of dividends received on the underlying foreign securities, while common stocks provide income in the form of dividends. Any reference in this Prospectus Part Two to "dividends" shall also refer to distribution payments made with respect to any ADRs. The value of the Units of the Trust will fluctuate with the value of the Portfolio. There can be no assurance that these objectives will be met due to the various investment risks involved with the Securities. Furthermore, diversification of the Trust's assets will not eliminate the risk of loss inherent in the ownership of common stock or ADRs.


                                    THE TRUST

Summary Description of the Portfolio and Risks Associated Therewith

     An investment in Units of the Trust should be made with an understanding of the risks that an investment in domestic and foreign common stock and ADRs, entails. The considerations described herein with respect to common stock also apply generally to any ADRs.

     Whether or not the Securities are listed on a national exchange, the principal trading market for the Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made.

     The Trust is organized as a unit investment trust and not as a management investment company. Therefore, neither the Trustee nor the Sponsor has the authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's market value. However, because certain of the Securities from time to time may be sold or, with respect to ADRs, exchanged for common stock, under certain circumstances described herein, and because the proceeds from any such sales are to be distributed to Unitholders and because under certain circumstances additional and/or different Securities may be deposited into the Trust, no assurance can be given that the Trust will retain for any length of time its present size and composition. (See "Administration of the Trust -- Administration of the Portfolio" herein.)

     Common Stock. Risks of common stock include those arising from the fact that the rights of common stock owners to payments are generally inferior to creditors, debt holders and preferred stock owners of the issuing company. Common stock owners are also subject to risks of declines in the stock market generally or in the market for stocks in the industry sector in which the company operates and the worsening of the financial condition of a company or the economy in which it operates. Such risks may result in declines in values of the common stocks which in turn would negatively affect the value of Units. Although actions have been taken to provide a diversified portfolio of equity securities, which tends to reduce the effects of these risks, no guarantee can be made that they will not occur and negatively affect the value of Units.

     Holders of common stock of the type held in the Trust have a right to receive dividends only when, if, and in the amounts declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. The issuance of debt securities and preferred stock will create superior claims for payment of principal and interest (in the case of debt securities) and dividends (in the case of preferred stock) which could adversely affect the ability and inclination of the company to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the company upon liquidation or bankruptcy. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which will be subject to market fluctuations prior thereto), or preferred stocks, which typically have liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks do not have a fixed principal amount or a maturity date and their value is subject to market fluctuations for as long as the common stocks remain outstanding. The market value of the common stocks in the Trust thus is expected to fluctuate over the entire life of the Trust to market values higher or lower than those prevailing on the date the Trust was established. The Sponsor may direct the Trustee to dispose of Securities under certain specified circumstances but the Securities will not be sold by the Trustee as a result of ordinary market fluctuations. (See "Administration of the Trust -- Administration of the Portfolio" herein.)

     Foreign Securities. An investment in Units should also be made with an understanding of the additional risks and consequences an investment in foreign common stock, either directly or through ADRs, entails, including the risk of becoming subject to special tax consequences due to the receipt of income from foreign sources. (See "Federal Taxation -- Investment in Foreign Securities and ADRs" herein.)

     Elements of risk associated with investing in foreign securities include but are not limited to trade balances and imbalances and related economic policies; currency exchange rate fluctuations; non-U.S. currency exchange control policies; expropriation or confiscatory taxation; limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of government with respect to possible nationalization of their own industries; and other specific local political and economic considerations. Companies located outside the United States may operate under different accounting, auditing and financial reporting regulations than U.S. companies. Further, it may be more difficult to obtain and enforce a judgment against a foreign Issuer. Securities traded on foreign exchanges may trade on days when the Trust does not accept orders for purchase, redemption or exchange of Units. Therefore, the value of Units may be affected by foreign market activity on days when Units cannot be purchased or redeemed.

     An investment in Units should be made with particular attention to risks presented by probable changes in future currency exchange rate relationships, especially during periods of broad adjustments in such relationships. Foreign Securities in the Portfolio have been issued by corporations that, to the extent they pay dividends, pay them in foreign currencies. In the past, the values of most foreign currencies have fluctuated widely against the United States dollar for many reasons, including supply and demand of the respective currency, monetary policies, the soundness of the world economy and the strength of a particular foreign economy as compared to the economies of the United States and other countries. Thus, even though a foreign Issuer's dividend payment may remain constant in its local currency, the U.S. dollar value of the distribution will vary with fluctuations in the U.S. dollar exchange rates for the relevant currency. The Sponsor anticipates that dividends received by the foreign custodians in foreign currencies will be converted on the date of receipt, or as soon as practicable thereafter, to U.S. dollars. Due to fluctuations in exchange rates and possible delays in the conversions of dividends to U.S. dollars, the U.S. dollar value of the dividend on the date of receipt may not reflect, exactly, the actual amount in U.S. dollars the Trust will receive.

     To the best knowledge of the Sponsor none of the foreign securities, including those underlying any ADRs, in the Portfolio were subject to currency exchange control restrictions which would materially interfere with the payment or receipt of dividends on such underlying securities. However, there can be no assurance that currency exchange control regulations will not be adopted in the future that would adversely affect such payments.

     American Depositary Receipts. An ADR is a receipt that is issued by an American depositary, usually a bank, and which is denominated in and represents the ownership of a specified number of foreign securities on deposit with a foreign entity, also usually a bank, that acts as custodian of and transfer and collection agent with respect to such foreign securities. ADRs are generally subject to the same risks associated with the foreign common stock of which ADRs are comprised. See "Foreign Securities" above. However, the structure of ADRs in some cases can mitigate those risks, but give rise to different ones.

Ownership of ADRs by U.S. investors can provide certain advantages over direct ownership of the foreign securities, including greater ease of transferability and simplified collection and conversion of dividends paid in foreign currencies. However, ownership of ADRs also poses certain disadvantages in comparison to direct ownership of the foreign securities. For example, holders of ADRs may not be able to participate in foreign warrants and rights offerings or in certain exchange or tender offers involving foreign issuers. ADR depositaries will typically sell warrants and subscription rights, if they are transferable, and distribute the proceeds, which are often less than the value of the securities represented by such warrants or subscription rights, to the ADR holders. Further, in some cases the voting rights of owners of foreign stock are restricted by the home country, and the flow of information from the foreign issuer to ADR holders may be delayed or reduced. The depositary and custodian usually charge fees upon the deposit and withdrawal of securities, the conversion of dividends to U.S. dollars, the disposition of non-cash distributions and the performance of other services.

     ADR holders have the right to demand and receive actual securities in exchange for their ADRs. Furthermore, ADR facilities may be terminated, in which case the ADR holder may come into possession of the underlying securities. If such an event were to occur, the advantages of holding ADRs described above would be lost and the tax consequences to the holder could change. If the common stock underlying an ADR becomes listed on a United States securities exchange or national market system and the Sponsor determines that it is in the best interest of unitholders to do so, ADRs may be exchanged for shares of the common stock underlying such ADRs. Otherwise, neither the Trustee nor the Sponsor is authorized under the Indenture and Agreement to initiate such an exchange. However, if an ADR facility is terminated, the Sponsor may, but is not required to, direct the Trustee to sell any underlying securities it may receive and distribute the proceeds of such sale to the Unitholders pursuant to the terms of the Indenture and Agreement. In some cases, an unsponsored ADR facility (see below for a discussion of sponsored and unsponsored ADRs) may be terminated upon the creation of a sponsored ADR facility. In such cases, it is the usual practice for the sponsor of the facility to effect an exchange of its sponsored ADRs for the outstanding unsponsored ADRs and to pay the costs of such exchange. Such an occurrence, in and of itself, will not constitute an event that gives rise to the ability of the Sponsor to direct the Trustee to sell the ADR. (See, "Administration of the Trust -- Administration of the Portfolio" herein.)

     An ADR facility may be established by a foreign issuer that seeks to have its securities traded in the United States, in which case the ADRs are referred to as "sponsored", or the ADR facility may be initiated by an entity unrelated to the foreign issuer, usually a brokerage firm, that seeks to make a market in the foreign security, in which case the ADRs are referred to as "unsponsored."

     In the case of a sponsored ADR, the foreign issuer enters into an arrangement with a single American depositary and a foreign custodian and usually agrees to pay certain administrative and shareholder related fees and expenses, although ADR holders will bear certain costs. Under the terms of most sponsored ADRs, depositaries undertake to distribute notices of shareholder meetings and voting instructions and to make other shareholder communications available to ADR holders upon the foreign issuer's instruction. Generally, the underlying security of a sponsored ADR will be registered with the Securities and Exchange Commission, making the ADR eligible for listing on United States exchanges. In either the case of sponsored or unsponsored ADRs, however, there may be less information generally available about the underlying Issuer than there would be about a U.S. Issuer.

     In the case of an unsponsored ADR, the fees and expenses of the facility are generally born solely by the ADR holders. In addition, the depositary is frequently under no contractual obligation to distribute shareholder communications of any type or to pass through voting rights to the ADR holders. Other unsponsored ADRs with respect to the same underlying security are often established by other market makers and depositaries. Such duplicate ADRs are treated as fungible in the trading markets. Therefore, when duplicate unsponsored ADRs exist, there is no mechanism that links a particular unsponsored ADR to its actual depositary or the distributions made by it. Instead, unsponsored ADRs are usually held on deposit with U.S. clearing agencies, which take in the various unsponsored ADR distributions and forward them on to the ADR owners. Additionally, if a holder of an unsponsored ADR seeks to exchange the ADR for the underlying securities there can be delays in settlement if it becomes necessary to trace the ADR to its issuing depositary. This may occur if other depositaries refuse to accept the ADR or have insufficient securities to effect the exchange. Because the underlying securities are not generally registered in the United States and because the underlying securities may have been issued at different times, there is a possibility that if an unsponsored ADR is exchanged for underlying securities, or the ADR holder otherwise receives the underlying securities, such holder may come into possession of unregistered restricted securities which cannot be sold in the U.S. until certain statutory waiting periods have expired.


Risks and Other Considerations Concerning Electric, Gas, Water and Telecommunications Industries

     The Trust invested in Securities of domestic and foreign companies in the electric, gas, water and/or telecommunications industries. (See "Schedule of Trust Securities" in Part One.) In view of this, an investment in the Trust should be made with an understanding of the risks inherent in those industries.

     Utilities Industries. The Trust invested in domestic electric, gas, water and/or telephone company common stock. In the U.S. such companies are considered public utilities and are generally subject to extensive regulation of certain portions of their business by state utility commissions which, for example, establish and approve the rates that may be charged for their services and determine the appropriate rate of return on an approved asset base. Certain public utilities have difficulty from time to time persuading regulators to grant the rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments. There are substantial differences between the regulatory policies and practices of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will in the future grant rate increases or that any such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate rate relief. Similar regulations and considerations and the risk inherent with them may exist with respect to foreign companies in these industries. However, the Sponsor cannot say to what extent and/or what countries and jurisdictions such regulations may exist.

     Domestic and foreign Issuers of public utility Securities may face other problems, including difficulty in financing large construction programs and raising capital during inflationary periods, rising costs of fuels and the transportation of fossil fuels, uncertainty of transmission service costs, changes in tax laws which may adversely affect a utility's ability to operate in a profitable manner, difficulty in estimating future demand for electricity, gas, water and telephone in certain regions, restrictions on operations and increased costs and delays attributable to environmental regulations and the effects of energy conservation. There may also be risks associated with a particular type of public utility.

     In the United States, governmental authorities may from time to time review existing requirements and impose additional requirements governing the licensing, construction and operation of power plants by electric utilities. On the other hand, electric companies in general have been favorably affected by the full or near completion of major construction programs, and many utility companies have generated cash flows in excess of current operating expenses and some construction expenditures, permitting some degree of diversification into unregulated businesses. The Energy Policy Act of 1992 (the "Energy Act") provides for, among other things, the promotion of competition in the electric utility industry. The Energy Act reforms the Public Utility Holding Company Act of 1935 by lifting restrictions on independent producers of electric power who build and operate generating plants in order to produce power for sale to utilities at competitive rates. Further, the Energy Act provides that transmission lines will now be made available to any producer, utility or independent entity who is willing to pay for the transmission of power. This access makes the utility companies' traditional customer base more uncertain and could have a significant effect on the accuracy of, and the ability to make, the long-term demand projections that are necessary to determine the need for new construction of plants and for other capital expenditures.

     Gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other. Recent deregulatory efforts by the Federal Energy Regulatory Commission ("FERC") have resulted in a number of important changes in the sale, transportation and delivery of natural gas. FERC Orders have caused pipeline companies to become merely carriers, as opposed to sellers, of natural gas, which in turn has allowed local distribution companies ("LDC's") to negotiate purchases directly with producers. These changes, however, have resulted in significant transition costs and increased competition. For example, LDC's now face the risk of losing major customers who can fill their requirements through direct negotiation with producers if the LDC's fail to provide competitive pricing. Finally, although there has been deregulation by FERC, state regulators retain the power to scrutinize LDC performance and rate setting. LDC's that may have difficulty adjusting to the deregulated environment or minimizing the transition costs in connection therewith risk rejection of rate increases to make up for those costs.

     Water companies are subject to federal and state environmental laws and regulation of water quality. Pending federal and state environmental rules and regulations may require increased expenditures by the public water utilities and may increase substantially operating costs and capital requirements for those companies.

     Because certain aspects of telephone company operations are being deregulated, telephone companies face increasing competitive pressures that require the commitment of substantial capital, technological and marketing resources.

     Foreign utilities may face similar concerns and their securities may, therefore, be subject to similar risks.

     Each of the problems referred to above could adversely affect the ability and the inclination of these public utilities to declare or to pay dividends or to pay interest and the ability of holders of common stock to realize any value from the assets of the issuer upon liquidation or bankruptcy. In the United States, the electric, gas, water and telephone utilities which are issuers of the Securities have been experiencing or may experience one or more of these problems in varying degrees. Moreover, price disparities within selected utility groups and discrepancies in relation to averages and indices have occurred frequently for reasons not directly related to the general movement of price levels of utility common stocks. Causes of these disparities and discrepancies include changes in the overall demand for or supply of various securities (including the potentially depressing effect of new stock offerings), and changes in investment objectives, market expectations or cash requirements of other purchasers and sellers of securities.

     Furthermore, in the United States the Public Utility Holding Company Act of 1935 (the "1935 Act") regulates, among other things, certain acquisitions of voting securities of electric utility companies and gas utility companies by anyone who is an "affiliate" of a public utility company (a person or organized group of persons that directly or indirectly owns, controls or holds with power to vote 5% or more of the outstanding voting securities of a public utility company). In addition, the 1935 Act requires a "holding company" (among other categories, a company which directly or indirectly owns, controls or holds with power to vote 10% or more of the outstanding voting securities of a public utility company or a "holding company") to register as such with the Securities and Exchange Commission and be otherwise subject to certain restrictions on the acquisition of securities and other interests in public utility companies. In order to avoid becoming an "affiliate", the Trust has adopted an investment restriction that it will not purchase securities of a public electric or gas utility company if by reason thereof the Trust would hold 5% or more of the outstanding voting securities of the issuer. Nevertheless, if the Trust were considered to be a member of an organized group of persons, the 1935 Act might limit the Trust's acquisitions of the voting securities of public utility companies by reason of the control by the group of 5% or more of the voting securities of a public utility company. The Sponsor believes that even if the Trust is appropriately included in a group, it is unlikely that the holdings of such group will aggregate to as much as 5% of the voting securities of any public electric or gas utility company.

     To the extent the risks and concerns discussed concerning public utilities reflect U.S. regulatory matters specifically, similar types of concerns may exist with respect to foreign public utilities.

     The issuers of utility securities have undertaken in the past and may undertake in the future various types of reorganization, such as spin-offs, split-offs, mergers, creation of holding companies and asset sales, in order to, among other things, avoid or minimize the effects of regulatory activities. Depending on the circumstances, the Sponsor may direct the Trustee to either hold or sell the Securities that are distributed or otherwise the subject of such an event. (See "Administration of the Trust -- Administration of the Trust Portfolio" herein.) In which case the Trust may contain Securities of issuers not subject to the types of regulatory risks described above, but subject instead to more general market risks.

     Telecommunications Industries. In addition to the stock of companies in the utilities industries described above, the Sponsor may deposit securities of telecommunications companies in the Trust.

     Telecommunications is defined as the science and technology of communicating by electronic means. Companies in the telecommunications industry provide products or services to facilitate the transmission of voice, data and video communications electronically, such as global telephone service, wireless communications services and equipment including cellular telephone, microwave and satellite communications paging and other emerging wireless technologies, electric components and communications equipment, video conferencing, electronic mail, local and wide area networking, and linkage of data and word processing systems, publishing and information systems, videotext and teletext, emerging technologies combining television, telephone and computer systems and broadcasting over all media. Such entities include traditional telephone companies, long-distance providers, cellular/wireless telecommunication companies, cable television providers, telecommunications equipment manufacturers and satellite communications companies. To some degree, the deregulation of traditional telephone utilities and the growth of other telecommunications technologies and companies is blurring the distinction between these two types of companies.

     Two key differences between telecommunications companies, as defined above, and utilities in the electric, gas, water and traditional telephone industries are the regulatory environment and competition. In the United States, for example, local telephone service is currently regulated at the state level on a return-on-equity basis, much like the electric, gas and water utilities. However, other companies included in the telecommunications industry are not regulated in the same manner or are not regulated at all. So far as the competitive environment is concerned utilities have traditionally enjoyed monopoly positions in their distinct service areas. To a certain degree, however, telecommunications companies have broken into areas that had been controlled by telephone company monopolies, such as providing long distance service. Additionally, because the telecommunications companies do business in unregulated areas, they are also subject to greater competition and the risks that come with that competition, such as pressures on pricing and operating margins.


Objectives and Securities Selection

     The primary objective of the Trust is to provide investors with dividend and interest income and capital appreciation. The Trust seeks to achieve those objectives through a diversified portfolio of Securities issued by both foreign and domestic Issuers. There is no guarantee that the Trust's objectives will be achieved because the Trust is subject to the continuing ability of the respective Issuers to continue to declare and pay dividends on the Securities and because the market value of the Securities can be affected by a variety of factors. (See "The Trust --Summary Description of the Portfolio" herein.) The Securities may be especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perception of the issuers change, thus investors should be aware that there can be no assurance that the value of the Securities will increase.

     The Trust consists of such of the Securities listed under "Schedule of Trust Securities" in Part One as may continue to be held from time to time in the Trust and any additional Securities acquired and held by the Trust pursuant to the Indenture and Agreement together with cash held in the Income and Capital Accounts. In selecting particular Securities for the Trust, the Sponsor considered a number of factors, including historical growth rates and rates of return on capital, financial condition and resources, management skills, competition, geographic and industrial diversification and, with respect to electric, gas and water utilities, certain industry factors such as regulatory environment and energy sources. The Sponsor also considered the prospective growth in earnings and dividends in relation to price/earnings ratios, yield and risk.

     In selecting ADRs and foreign Securities for inclusion in the Portfolio, in addition to the factors associated with the selection of Securities of any Issuer, the Sponsor considers the following factors, among others: (1) the location of the Issuer; (2) the likelihood of favorable market and political conditions in the country in which the Issuer is located; (3) the amount of publicly available information available from such Issuer; and (4) historical and recent fluctuations in the exchange rate of the currency of such Issuer's relative to the U.S. Dollar.


                                 PUBLIC OFFERING

General

     Units of the Trust are offered for sale at the Public Offering Price which in the secondary market is based on the Trustee's evaluation of the aggregate market value of the Securities in the Trust plus the amount of cash, if any, in the Income Account and the Capital Account of the Trust (other than amounts required to be distributed by the Trustee pursuant to the Indenture and Agreement) and includes a sales charge.


Public Offering Price

     The Public Offering Price on any particular date will vary from the amounts set forth on the "Summary of Essential Information" in Part One in accordance with fluctuations in the aggregate market value of the Securities, the amount of available cash on hand in the Trust and the amount of certain accrued fees and expenses.

     The Trustee has no cash for distribution to Unitholders until it receives dividend payments on the Securities in the Trust. The Trustee is authorized to provide its own funds, at times, in order to advance income distributions. The Trustee will recover these advancements when such dividend income is received. In the event that the income actually received by the Trustee differs from that estimated by the Trustee in calculating its distributions, the Trustee will make an appropriate adjustment to future distributions from the Income Account to account for such difference.

     As more fully described in the Indenture and Agreement the aggregate market value of the Securities is determined on each Business Day by the Trustee based on the last closing sale prices, the mean between the bid and offer price or other bases on the day the valuation is made. (See "Rights of Unitholders -- Redemption of Units" herein.) Determinations are effective for transactions effected subsequent to the last preceding determination.

     Although payment is normally made three business days following an order for the purchase of Units, payment may be made prior thereto. However, evidence of ownership of the Units so ordered will be made three business days following such order or shortly thereafter. A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Underwriter prior to the date of settlement for the purchase of Units may be used in the Underwriter's businesses and may be deemed to be a benefit to the Underwriter, subject to the limitations of the Securities Exchange Act of 1934.


Unit Distribution

     Units purchased by the Underwriter in the secondary market, if any, may be offered by this Prospectus at the secondary Public Offering Price in the manner described.

     The Sponsor intends to qualify Units in all states for sale by the Underwriter and from time to time may offer Units for sale through dealers who are members of the National Association of Securities Dealers, Inc. Such dealers, if any, may be allowed a concession or agency commission by the Underwriter.

    The Underwriter reserves the right to reject in whole or in part, any order for the purchase of Units and to change the amount of the concessions to dealers from time to time.


Sponsor's and Underwriter's Profits

     As stated in "Public Offering -- Public Market" below, the Underwriter intends to maintain a secondary market for the Units of the Trust. In so maintaining a market, the Underwriter will also realize profits or sustain losses in the amount of any difference between the prices at which the Units were bought and the prices at which such Units were resold (such prices include a sales charge) or the prices at which such Units were redeemed, as the case may be.


Public Market

     While not obligated to do so, the Underwriter intends to maintain, at its expense, a secondary market for Units of the Trust and to continuously offer to repurchase Units from Unitholders at the Redemption Price calculated by the Trustee. (See "Right of Unitholders -- Redemption of Units" herein.) Any Units repurchased by the Underwriter at the Redemption Price may be reoffered to the public by the Underwriter at the then current Public Offering Price, which price includes a sales charge. Effective on each July 1 such sales charge will be reduced as set forth under "Summary of Essential Information" in Part One. Any profit or loss resulting from the resale of such Units will belong to the Underwriter.

     If the supply of Units exceeds the demand (or for any other business reason), the Underwriter may, at any time, from time to time, or permanently, discontinue the repurchase of Units at the Redemption Price. Alternatively, Unitholders may redeem their Units through the Trustee, although the Sponsor shall have the right to purchase such tendered Units at a price not less than the price the Unitholder would receive from the Trustee upon tender. Unitholders may be able, upon request, to receive an "in kind" distribution of the Securities evidenced by their Units. (See "Rights of Unitholders -- Redemption of Units" herein.) A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

                                FEDERAL TAXATION

     The following is a discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of Units which will generally apply to individual Unitholders. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unitholders should consult their tax advisors in determining the particular federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust which may apply to their specific circumstances.

     In the opinion of Bryan Cave LLP, counsel for the Sponsor, under existing law:


General Consequences

     The Trust qualifies for tax treatment as a "regulated investment company" under Subchapter M of the Code. This special tax treatment is available to corporations and certain unincorporated associations or trusts which, for federal income tax purposes are taxable as corporations. To qualify for and elect such treatment the Trust must meet certain requirements relating to its sources of income, diversification of its assets and distribution of its income to Unitholders. By meeting such requirements, the Trust is not subject to federal income and excise taxation on its net investment income and net capital gain to the extent that such income and gain is distributed to Unitholders in compliance with the requirements imposed by the Code. The Trust may sell Securities to the extent necessary to fund distributions to Unitholders if necessary to maintain the Trust's status as a regulated investment company.


Taxation of Trust Distributions

     The Trust intends to distribute to its Unitholders all of its net income, including net capital gain, at least annually. Except as discussed below, distributions are taxable to Unitholders in accordance with their method of accounting (generally when received in the case of individual Unitholders using the cash method of accounting). However, certain distributions of net income and net capital gain from the prior year paid by the Trust in January of a following year will be taxable to Unitholders as if received on December 31 of the prior year. The Trust will provide each Unitholder with information concerning what part of any distribution is subject to this special dividend treatment.

     Distributions of net income and net short term capital gain are taxable to the Unitholders as ordinary income. When the Units are held by corporate Unitholders, Trust distributions may qualify for the 70% dividends-received deduction, subject to the limitations otherwise applicable to the availability of the deduction, to the extent the distribution is attributable to dividends received by the Trust from United States corporations and is designated by the Trust as being eligible for such deduction. The Trust will provide each Unitholder with information annually concerning what part of Trust distributions are eligible for the dividends received deduction.

     Distributions from the Trust's net capital gain which are designated by the Trust and otherwise qualify under the Code as "capital gain dividends" are taxable to Unitholders as long-term capital gain. This tax treatment applies regardless of the length of time the Units on which such distributions are paid have been held by the Unitholder. Unitholders are to be informed as to the amount and character of distributions made by the Trust for federal income tax purposes.

     Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if received by the Unitholder directly, would be exempt from state income tax. Each Unitholder should consult his or her own tax advisor about the federal, state and local tax consequences resulting from the ownership of Units of the Trust.


Unitholder's Tax Basis in Units

     A Unitholder's tax basis in its Units will equal the price (including brokerage commissions) paid by such Unitholder for the Units. Investors purchasing Units just prior to a distribution date should be aware the Unit price at that time includes the amount of the forthcoming distribution, and the distribution will be taxable to them even though it represents a return on the Unitholder's investment.


Sale, Exchange or Redemption of Units

     A Unitholder will recognize gain or loss upon the sale, exchange or redemption of Units in a taxable transaction. In general, provided the Unitholder holds the Unit as a capital asset (e.g., for investment), such gain or loss will be long-term or short-term depending on the Unitholder's holding period for the Unit. However, any loss realized by a Unitholder on the sale or exchange of Units that have been held not more than six months will be treated as a long-term capital loss to the extent of any "capital gain distribution" that has been paid to the Unitholder with respect to such Units.


Tax Consequences of In Kind Distributions

     As discussed in "Administration of the Trust -- Amendment or Termination" herein, upon termination of the Trust, a Unitholder owning 1,200 or more Units may request an In Kind Distribution of Securities. The Sponsor may also direct the Trustee to make an In Kind Distribution in redemption of a Unitholder's Units, if the Unitholder requests a redemption of more than 1,200 Units. A Unitholder receiving an In Kind Distribution will have his Securities exchanged entirely in kind, except that cash will be distributed in lieu of fractional shares of stock or fractional portions of authorized denominations of convertible debt securities.

     The foregoing rules described above under "Sale, Exchange or Redemption of Units" will apply to a Unitholder that receives an In Kind Distribution. In such event the gain recognized by the Unitholder will be equal to the excess of
(i) the fair market value of the Securities and cash distributed to the Unitholder for his or her Units over (ii) the Unitholder's tax basis in such Units. Unitholders receiving an In Kind Distribution should be aware that the amount of tax due upon the distribution may exceed the amount of cash distributed to them.

Investment in Foreign Securities and ADRs

     Distributions paid on foreign Securities (including ADRs) may be subject to a withholding tax imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such withholding taxes. Distributions received on foreign Securities and ADRs will be reduced by the amount of any applicable, non-reclaimable foreign withholding tax. Unless the election, as defined below, is made any withholding taxes deducted from distributions paid on foreign Securities and ADRs may be used as a credit or a deduction against the federal income tax liability of the Trust.

     The Trust may be eligible to make an election under the Code to forego any claim to a deduction or credit for foreign taxes and to pass through the foreign tax credit or deduction directly to Unitholders (the "Election"). More than 50% of the value of the Trust's total assets at the close of its taxable year must consist of stock or securities of foreign corporations for the Trust to make the Election. This determination is made for each taxable year of the Trust. Thus, the Trust that qualifies to make the Election in one or more taxable years may not be eligible to make the Election in any future taxable year. In addition, the Election is made at the sole discretion and direction of the Sponsor which may decide to forego the Election even if the Trust is eligible to make the Election in any given year. If the Trust makes the Election, the amounts to be treated by each Unitholder as his or her proportionate share of gross income from, and taxes paid to, a foreign country will be designated by the Trust in a written notice mailed to Unitholders not later than 60 days after the close of the Trust's taxable year.

     Each Unitholder who is a citizen or resident of the United States will be entitled either to (i) deduct the amount of such foreign taxes as an itemized deduction, or (ii) subject to applicable limitations, credit the amount of such taxes against the Unitholder's U.S. federal income tax liability. A Unitholder who is a nonresident alien individual or which is a foreign corporation will be entitled to a deduction or credit of the foreign tax only if the income received from the Trust is effectively connected with the conduct of a trade or business within the United States. Unitholders should be aware that, for purposes of computing applicable limitations on the foreign tax credit, dividends and interest received by the Trust in respect of the foreign Securities and ADRs are expected to give rise to foreign source income but the gains from the disposition of the foreign Securities and ADRs will be treated as U.S. source income. Each Unitholder should consult his or her own tax adviser regarding the application of the foreign tax credit to his or her particular circumstance.


Back-Up Withholding

     Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee (or, in the case of Units held in book-entry only form, the owner of record of such Units) and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to 31% back-up withholding. Distributions by the Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons.

              STATUS OF THE TRUST UNDER NEW YORK STATE AND CITY LAW

     In the opinion of Bryan Cave LLP, Counsel for the Sponsor for New York tax matters and under existing income tax laws of the State and City of New York, the Trust is an association taxable as a corporation. By qualifying for and electing regulated investment company status for Federal income tax purposes, the Trust will be taxed under special provisions of the State and City of New York income tax laws that do not impose a corporate income tax on that portion of the Trust's income which is distributed to Unitholders. To the extent the Trust has any New York source income, it may be subject to State and City of New York income taxes attributable to a portion of the taxes paid or deemed to have been paid by the Trust to foreign jurisdictions to the extent such taxes were deducted by the Trust in computing its federal taxable income.

     The foregoing discussions relate only to United States federal and New York State and City income taxes. Unitholders may be subject to state and local taxation in other jurisdictions. Unitholders should consult their tax advisors regarding potential state or local taxation with respect to the Units.


                              RIGHTS OF UNITHOLDERS

Units

     A certificate representing 100% of the fractional undivided interest in and ownership of the Units was registered in the name or to the order of the Underwriter on the books of the depository, The Depository Trust Company ("DTC" or the "Depository"). Accordingly, the Underwriter is the holder of record of the Units.

     The Units will be issued in book-entry form only and the Unitholders will not be entitled to receive physical certificates representing their Units. A Unitholder's ownership of Units will be recorded on or through the records of the Underwriter or any other brokerage firm that maintains such Unitholder's account for such purpose. In turn, the brokerage firm's record ownership of such Units will be recorded on the records of the Depository (or of a DTC participating firm that acts as agent for the brokerage firm if a Unitholder's brokerage firm is not a DTC participant). Therefore, a Unitholder must rely upon the foregoing procedures to evidence such Unitholder's beneficial ownership of a Unit. Beneficial ownership of a Unit may only be transferred by compliance with the procedures of such brokerage firms and DTC participants. Neither the Trustee nor the Sponsor will have any responsibility or liability for any aspect of the records relating to or payments made by such brokerage firms or DTC participants on account of beneficial ownership interests in the Units or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

     DTC, which is a New York-chartered limited purpose trust company, performs services for its participants, some of whom (and/or whose representatives) own DTC. In accordance with its normal procedures, DTC is expected to record separately the positions held by each DTC participant in the Units, whether held for its own account or as a nominee for another person. The Underwriter is a DTC participant.

     Each distribution from the Income Account and payment upon redemption of a Unit will be paid to the Depository for the benefit of the record holder of the Units as shown on the books of the Depository. The Depository will be responsible for crediting the amount of such payments to the accounts of the applicable DTC participants in accordance with the Depository's normal procedures. Each DTC participant will be responsible for disbursing such payments to the beneficial owners of the Units that it represents and to each brokerage firm for which it acts as agent. Each such brokerage firm will be responsible for disbursing funds to the beneficial owners of the Units that it represents.

     If the foregoing book-entry procedures are terminated for any reason, definitive Certificates will be issued in appropriate amounts as requested by the DTC participants holding the Units.

     The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Units are transferable by presentation of transfer instructions to the Trustee accompanied by such documents executed by the Unitholder or his authorized attorney and such Unitholder's brokerage firm as the Trustee deems necessary to establish the authority of the person making such transfer. In certain instances, the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

     Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each Unit transferred and to pay any governmental charge that may be imposed in connection with each such transfer.


Certain Limitations

     No Unitholder shall have the right to vote except in certain circumstances relating to the amendment and termination of the Trust. (See "Administration of the Trust -- Amendment or Termination" herein.) Unitholders shall have no right to control the operation or administration of the Trust in any manner, except upon the vote of 51% of the Unitholders outstanding at any time for purposes of amendment or termination of the Trust, all as provided in the Agreement. Unitholders will be unable to dispose of any of the Securities, as such, and will not be able to vote the Securities. No Unitholder shall ever be under any liability to any third party for any action taken by the Trustee or Sponsor.


Redemption of Units

     Requests for redemption of a Unit at the option of a Unitholder must first be presented to the Unitholder's brokerage firm. Such brokerage firm (if such firm is a DTC participant and, if not, through the DTC participant acting on behalf of such firm) will present such redemption request to DTC and DTC, in turn, will present such request to the Trustee for processing in accordance with the applicable redemption provisions of the Agreement. The Trustee may require a Unitholder and such Unitholder's brokerage firm to submit additional information or certifications to the Trustee to evidence compliance with the applicable redemption provisions of the Agreement. Units will be deemed to be "tendered" to the Trustee when the Trustee is in physical possession of transfer instructions and such other documentation as may be required by the Trustee to effect the redemption of the Units. Compliance with the foregoing procedures may result in delays in the processing of redemption requests by Unitholders. No redemption fee will be charged by the Trustee. (See "Rights of Unitholders -- Units", herein.)

     On the seventh calendar day following such tender, or if the seventh calendar day is not a Business Day, on the first Business Day prior thereto, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit (unless the redeeming Unitholder is receiving an In Kind Distribution pursuant to the Indenture and Agreement as described herein) next computed as of the Evaluation Time set forth in the "Summary of Essential Information" in Part One on the date of tender. The "date of tender" is deemed to be the date on which the Units are duly tendered to the Trustee, except that as regards Units received after the Evaluation Time, the date of tender is the next day on which the exchange is open for trading and such Units will be deemed to have been tendered at the Redemption Price computed on that day.

     Any amounts paid on redemption representing income received will be withdrawn from the Income Account to the extent funds are available. All other amounts will be withdrawn from the Capital Account. The Trustee is empowered to sell Securities in order to make funds available for redemption.

     Unitholders owning and tendering 1,200 Units or more for redemption may request from the Trustee in lieu of a cash redemption a distribution in kind ("In Kind Distributions") of an amount and value of Securities per Unit equal to the Redemption Price per Unit as determined as of the evaluation next following the tender. Such Unitholder must elect to have its Units redeemed either entirely in kind plus cash for fractional shares or entirely in cash. An In Kind Distribution of such Units will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's bank or broker-dealer at Depository Trust Company. The tendering Unitholder will receive his pro rata number of whole shares of each of the Securities comprising the Portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. In implementing these redemption procedures, the Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities according to the criteria discussed above.

    To the extent that Securities are redeemed in kind or sold, the size of the Trust will be reduced, and the diversity of the Trust may be altered. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the Portfolio at the time of redemption.

     The Redemption Price per Unit of the Trust is determined by the Trustee as of the Evaluation Time on the date any such determination is made. The Redemption Price per Unit is each Unit's pro rata share, determined by the Trustee, of: (1) the aggregate market value of the Securities, (2) cash on hand in the Trust including dividends receivable on stocks trading ex-dividend, as of the date of computation, and (3) any other assets of the Trust, less (a) amounts representing taxes or governmental charges payable out of the Trust,
(b) the accrued expenses of the Trust, and (c) cash held for distribution to Unitholders of record as of a date prior to the evaluation.

     The aggregate market value of the Securities is determined in good faith by the Evaluator in the following manner. If the Securities are listed on the New York Stock Exchange, the American Stock Exchange, any other national securities exchange, which includes foreign national exchanges for foreign Securities, or on the NASDAQ National Market System ("National Exchange"), the evaluation will be based on the last closing sale price as of the Evaluation Time on such exchange (unless the Evaluator determines such price is an inappropriate basis for evaluation) or, if there is no closing sale price on such exchange, at the mean between the closing bid and offer prices. If the Securities, other than convertible debt securities, are not so listed or, if so listed and the principal market therefore is other than on such exchange, the evaluation will be based on the mean between the current bid and offer prices in the over-the-counter market (unless the Evaluator determines these prices are an inappropriate basis for evaluation). If current bid or closing prices are unavailable, the evaluation will be determined on the basis of any of the following methods the Evaluator deems appropriate (1) on the basis of the mean between the current bid and offer prices of such Securities as obtained from investment dealers or brokers who customarily deal in securities comparable to those held by the Trust (which may include the Underwriter), (2) on the basis of comparable bid prices for comparable securities, (3) by appraising the value of the Securities at the mean between the bid and offer side of the market or by such other appraisal deemed appropriate by the Evaluator or (4) by any combination of the above, each as of the Evaluation Time. A Security denominated in a currency other than United States dollars shall be evaluated as described above and the evaluator shall then state such evaluation based upon the exchange rates, at the Evaluation Time, as reported by FactSet Data Systems, Inc., or such other source as the Sponsor or Evaluator deem appropriate.

     The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which trading on such exchange is restricted, or an emergency exists, as a result of which emergency disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order, permit or require.

     The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. The Sponsor may, and so long as the Underwriter is maintaining a secondary market for Units, the Underwriter may, prior to the close of business on the day of tender, purchase any Units tendered to the Trustee for redemption by making payment therefor to the Unitholder in an amount not less than that which would have been paid by the Trustee had the Units been redeemed by the Trustee. (See "Public Offering -- Public Market".) Units held by the Sponsor or the Underwriter may be tendered to the Trustee for redemption in the same manner as any other Units.

     The offering price of any Units resold by the Underwriter will be the Public Offering Price determined in the manner provided in this Prospectus. (See "Public Offering -- Public Market" herein.) Any profit resulting from the resale of such Units will belong to the Underwriter which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units. (See "Public Offering -- Sponsor's and Underwriter's Profits" herein.)


Reinvestment Option

     The Underwriter offers to those Unitholders who own 75 or more Units in an account with the Underwriter the ability to elect to have each distribution of income and capital gains on such Units automatically reinvested in additional

Units of the Trust at a reduced sales charge of 2% of the Public Offering Price (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides). To participate in the reinvestment plan, a Unitholder must file a written notice of election with his or her broker at least ten days prior to the Record Date for which the first distribution is to apply. A Unitholder's election to participate in the reinvestment plan will apply to all Units of the Trust owned by such Unitholder and such election will remain in effect until changed by the Unitholder or until such plan is terminated by the Underwriter. The Underwriter may suspend or terminate the reinvestment option at any time without notice.

     Under the reinvestment plan, distributions will be used to purchase Units already held in inventory by the Underwriter or to purchase Units created for such purpose by the deposit of additional Securities. If the reinvestment option has been suspended or terminated, which may occur if Units are unavailable for such purpose, distributions which would otherwise have been reinvested shall be distributed to the Unitholder on the applicable Distribution Date.

     Purchases of Units made pursuant to the reinvestment plan will be made at a Public Offering Price that includes a sales charge of 2% as of the Evaluation Time on the related Income or Capital Distribution Dates. The 2% sales charge reflects a reduction from the sales charges (except during periods after which the secondary market sales charge has been reduced to 2%) otherwise paid by investors for Units. (See "Public Offering -- Public Offering Price" herein.) Under the reinvestment plan, the Underwriter receives the Unitholder's distribution and purchases for such Unitholder full and fractional Units of the Trust. The Unitholder will receive confirmation of such purchases in the next regular brokerage statement following such investment.

     A participating Unitholder may, at any time prior to five days preceding the next succeeding Distribution Date, by so notifying the Underwriter in writing, elect to terminate his or her reinvestment plan and receive future distributions in cash on applicable Distribution Dates. There will be no charge or other penalty for such termination.


                            TRUST OPERATING EXPENSES

Initial Costs

     All costs and expenses incurred in creating and establishing the Trust, including the cost of the initial preparation, printing and execution of the Indenture and Agreement, legal and auditing expenses, advertising and selling expenses, expenses of the Trustee, including those related to foreign custodians, and other out-of-pocket expenses have been borne by the Sponsor at no cost to the Trust. Other than the Sponsor's Supervisory Fees described below, the Sponsor will not receive any fees in connection with its activities relating to the Trust. However, the Underwriter, an affiliate of the Sponsor, will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units as described under "Public Offering -- Sponsor's and Underwriter's Profits" above and will be indemnified by the Trust described under "Miscellaneous Expenses" below.

Fees

     The Sponsor's supervisory fee, if any, earned for supervising the Portfolio is based upon the largest number of Units for the Trust outstanding at any time during the calendar year and will be payable annually. The Sponsor's current fee is $0.50 per 100 Units (which shall not exceed $0.60 per 100 Units per year) and may exceed the actual costs of providing these supervisory services, but at no time will the total amount the Sponsor receives for these supervisory services, when combined with all compensation received with respect to any other series of trusts in any calendar year, exceed the aggregate cost to it of supplying such services in such year.

     Under the Indenture and Agreement, for its services as trustee, the Trustee will receive fees in the amount set forth in "Summary of Essential Information -- Trustee's Fee and Estimated Expenses" in Part One, computed and paid on the basis of the largest number of Units outstanding at any time during the calendar year. The Evaluator's Fee is $0.20 per 100 units per annum and is accrued daily and paid monthly. Such fees include amounts representing certain regular and recurring expenses of the Trust, which include, but are not limited to, the sub-custodians' fees. Certain regular and recurring expenses of the Trust, including certain mailing and printing expenses, are borne by the Trust.

     The Sponsor's fee, if any, accrues monthly but is paid annually. The Trustee's fees are payable monthly on or before the first business day of each month from the Income Account, to the extent funds are available and thereafter from the Capital Account. Any such fees may be increased without approval of the Unitholders in proportion to increases under the classification "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Indenture and Agreement. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Indenture and Agreement, see "Administration of the Trust" herein.


Miscellaneous Expenses

     The following additional charges are or may be incurred by the Trust: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (e) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or willful misconduct on its part and (f) expenditures incurred in contacting Unitholders upon termination of the Trust.

     The fees and expenses set forth herein are payable out of the Trust. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the Securities of the relevant Trust. Since the income stream produced by dividend payments on the Securities is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. (See "Federal Taxation" herein.)

                           ADMINISTRATION OF THE TRUST

Records and Accounts

     The Trustee will keep records and accounts of all transactions of the Trust at its offices at 101 Barclay Street, New York, New York 10286. These records and accounts will be available for inspection by Unitholders at reasonable times during normal business hours. The Trustee will keep on file for inspection by Unitholders an executed copy of the Indenture and Agreement together with a current list of the Securities then held in the Trust. In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee is authorized to use the services of Depository Trust Company. These services would include safekeeping of the Securities, coupon-clipping, computer book-entry transfer and institutional delivery services. The Trustee is authorized to engage custodians to act as its agents to effectuate certain of the Trustee's responsibilities with respect to foreign Securities, including holding and disposing of Securities in foreign markets and effecting currency exchanges.


Distributions of Income and Capital

     The Trustee will credit to the Income Account all cash dividends received by and payable to the Trust. Other receipts are credited to the Capital Account. Amounts in the Income Account received by the Trust will be distributed on or shortly after the fifteenth day of the month of the applicable Record Date on a pro rata basis to Unitholders of the Trust as of record as of that date. Amounts in the Capital Account will be distributed on or shortly after the fifteenth day of each June and December except that the Trustee shall not be required to make a distribution from the Capital Account unless the cash balance on deposit therein available for distribution shall be sufficient to distribute at least $1.00 per 100 Units. If the amounts in the Capital Account are sufficient to distribute at least $10.00 per 100 Units, such amounts shall be distributed on or shortly after the fifteenth day of the next succeeding month, after such amounts are accumulated. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

     The distribution to the Unitholders as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to one quarter of the Unitholders' pro rata share of the estimated annual dividend distributions in the Income Account after deducting estimated expenses. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders may be more or less than the amount credited to the Income Account as of the Record Date. For the purpose of minimizing fluctuation in the distributions from the Income Account, the Trustee is authorized to advance such amounts as may be necessary to provide income distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Income Account on the ensuing Record Date. A person who purchases Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

     As of the first day of each month, the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating Expenses" herein). The Trustee may also withdraw from the Income and Capital Accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.


Administration of the Portfolio

     The Trust is not "managed" by the Sponsor or the Trustee; their activities described below are governed solely by the provisions of the Indenture and Agreement. The original proportionate relationship between the number of shares of each Security in the Trust will be adjusted to reflect the occurrence of a stock dividend, stock split, merger, reorganization or a similar event which affects the capital structure of the issuer of a Security in the Trust but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event or in the event an ADR is exchanged for the underlying common stock. The Sponsor may direct the Trustee to dispose of Securities under such circumstances as are indicated in the "Summary of Essential Information" in Part One. The proceeds of a disposition of the Securities are to be deposited in the Capital Account of the Trust and distributed to related Unitholders in accordance with the Indenture and Agreement. If a failure to pay declared cash dividends on any of the Securities occurs and if the Sponsor does not, within 30 days after notification, instruct the Trustee to sell or hold such Securities, the Indenture provides that the Trustee may in its discretion sell such Securities. As the holder of the Securities, the Trustee will have the right to vote all of the voting stocks in the Trust and will vote such stocks in accordance with the instructions of the Sponsor or, in the absence of such instructions, according to the recommendations, if any, of the issuer's management.


Reports to Unitholders

     In connection with each distribution, the Trustee shall furnish Unitholders a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share for each 100 Units outstanding. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder, a statement (i) as to the Income Account: dividends received, deductions for applicable taxes, fees and expenses of the Trust, cash amounts paid for purchases of Securities to replace Failed Contract Securities and for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share per 100 Units outstanding on the last Business Day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Securities and the net proceeds received therefrom, cash amounts paid for purchases of Securities to replace Failed Contract Securities and for redemption of Units, deductions for payment of applicable taxes and fees and expenses of the Trust and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share per 100 Units outstanding on the last Business Day of such calendar year; (iii) a list of the Securities held and the number of Units outstanding on the last Business Day of such calendar year; (iv) the Redemption Price per Unit based upon the last Trustee evaluation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share per 100 Units outstanding.

     In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, with evaluations of the Securities in the Trust.


Amendment or Termination

     The Indenture and Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (i) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent with any other provision, (ii) to add or change any provision as may be necessary or advisable for the continuing qualification of the Trust as a Regulated Investment Company, or (iii) to make such other provisions as shall not adversely affect the Unitholders, provided, however, that the Indenture and Agreement may not be amended to (a) increase the number of Units, except as the result of the deposit of additional Securities pursuant to the Indenture and Agreement, (b) permit the acquisition of additional or substitute securities except as expressly provided therein or (c) permit the Trust to engage in any kind of business. The Indenture and Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

     The Trust may be liquidated at any time by consent of Unitholders representing 51% of the Units then outstanding or by the Trustee when the value of the Trust, as shown by any evaluation, is less than the Minimum Termination Value indicated under "Summary of Essential Financial Information" in Part One. The Indenture and Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Information" in Part One.

     Written notice of any termination of the Trust shall be given by the Trustee to each Unitholder at his address appearing on the registration books of the applicable Trust maintained by the Trustee. If the Trust will terminate on the Mandatory Termination Date, the Trustee will provide written notice thereof to all Unitholders at least 30 days before such Mandatory Termination Date. The notice will include a form enabling Unitholders owning 1,200 or more Units to request an In Kind Distribution rather than payment in cash upon termination of the Trust. Such request must be returned to the Trustee at least five business days prior to the termination date. Within a reasonable period of time after termination, the Trustee will sell any Securities remaining in the Trust. The Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Indenture and Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. The Trustee will then distribute to each

Unitholder who does not request an In Kind Distribution his pro rata share of the balance of the Income and Capital Accounts. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder for Units. Any sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time.

     With such distribution to the Unitholders the Trustee will furnish a final distribution statement, in substantially the same form as the annual distribution statement, of the amount distributable. At such time as the Trustee in its sole discretion determines that any amounts held in reserve are no longer necessary, it will make distributions thereof to Unitholders in the same manner.


Limitations on Liabilities

     The Sponsor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture and Agreement, or for errors in judgment or, in the case of the Sponsor, for errors in judgment in directing or failing to direct the Trustee, but shall be liable only for their own willful misfeasance, bad faith or negligence (gross negligence in the case of the Sponsor) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture and Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture and Agreement.

     The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture and Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture and Agreement contain other customary provisions limiting the liability of the Trustee.

     The Sponsor and Unitholders may rely on any evaluation furnished by the Trustee and shall have no responsibility for the accuracy thereof. Determinations by the Trustee under the Indenture and Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Trustee shall be under no liability to the Sponsor or Unitholders for errors in judgment. This provision shall not protect the Trustee in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


                                  MISCELLANEOUS

The Sponsor

     Unison Investment Trusts L.P., d/b/a Unison Investment Trusts Ltd., a Missouri limited partnership formed on March 24, 1987 ("Unison"), is the Sponsor of the Trust. The Jones Financial Companies, A Limited Partnership, a Missouri limited partnership ("JFC"), which owns Edward D. Jones & Co., a Missouri limited partnership ("EDJ"), is the limited partner in Unison, and Unison Capital Corp., Inc. ("UCC"), a Missouri corporation, is the general partner of Unison. UCC is a wholly-owned subsidiary of LHC, Inc. ("LHC"), which is a wholly-owned subsidiary of JFC. The principal offices of Unison, JFC, EDJ, UCC and LHC are located at 201 Progress Parkway, Maryland Heights, Missouri 63043. The Sponsor has also acted as the sponsor of Insured Tax-Free Income Trust ("ITFIT"), a unit investment trust consisting of a portfolio of state, municipal and public authority debt obligations and 21st Century Trust ("21st Century"), a unit investment trust consisting of a portfolio of common stocks, "zero coupon" obligations issued by the United States government and ADRs. Both ITFIT and 21st Century were established pursuant to separate Standard Terms and Conditions of Trust and related Trust Agreements by and among the Sponsor, United States Trust Company of New York, as trustee, and Kenny Information Systems, Inc., as evaluator. As Sponsor of ITFIT and 21st Century, the Sponsor performs activities that are substantially similar to those it performs for the Trust.

     The Sponsor is liable for the performance of its obligations under the Indenture and Agreement. If the Sponsor shall fail to perform any of its duties under the Indenture and Agreement or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Sponsor shall be discharged. In such event, the Trustee shall: (i) appoint a successor Sponsor or Sponsors or (ii) terminate the Indenture and Agreement and liquidate the Trust in accordance with the provisions thereof. The Sponsor may also resign if the Sponsor and Trustee together appoint a new Sponsor by written instrument executed among the Sponsor, the Trustee and the new sponsor. The Indenture and Agreement provide for the appointment of a new Sponsor with a net worth of at least $1,000,000 to replace a resigning Sponsor prior to such resignation. However, it is not an ongoing obligation of the Sponsor to maintain this level of net worth. The Indenture and Agreement also provide that the Trustee shall mail to each Unitholder notice of the discharge or resignation of the Sponsor and of any appointment of a new Sponsor.


The Trustee

     The Trustee is The Bank of New York, a banking corporation organized under the laws of the State of New York, with its offices at 101 Barclay Street, New York, New York 10286, (800) 221-7668.

     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust. The Trustee may engage custodians to act as its agents to effectuate certain of its responsibilities with respect to foreign Securities, including the holding and disposition of Securities in foreign markets and effecting currency exchanges. See "The Sub-Custodians", herein.

     Under the Indenture and Agreement, the Trustee or any successor trustee may resign and be discharged from the Trust created by the Indenture and Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice of resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. In case the Trustee becomes incapable of acting, is adjudged to be bankrupt or is taken over by public authorities or under certain changes in control of the Trustee, the Sponsor may remove the Trustee and appoint a successor trustee as provided in the Indenture and Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a corporation which is authorized to exercise trust powers, is organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.


The Sub-Custodians

     The foreign Securities acquired by, or otherwise delivered to, and held in certain of the Trustee's overseas branches and in branches of other United States banks located in the countries in which the respective foreign Issuers are located or in which the primary market for the foreign Security is made (each a "Sub-Custodian"). Dividends and other distributions that are paid or made with respect to foreign Securities held by Sub-Custodians are, unless they are Securities to be deposited in the Trust, to be converted to U.S. dollars by the Sub-Custodians and then transferred to the Trustee.


The Evaluator

     The Evaluator is Van Kampen American Capital Investment Advisory Corp., a Delaware corporation, with main offices located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Van Kampen American Capital Investment Advisory Corp. is a wholly owned subsidiary of Van Kampen American Capital, Inc. which itself is a sponsor of a substantial number of unit investment trusts.

     The duty of the Evaluator is to accurately determine the Market Value of the Securities (1) at any time upon the request of the Trustee and/or Sponsor,
(2) during the initial offering period, (3) after the initial offering and (4) at any time to determine Redemption Price.

     Under the Indenture and Agreement, the Evaluator or any successor evaluator may resign and be discharged from the Trust created by the Indenture and Agreement by executing an instrument in writing and filing the same with the Sponsor and the Trustee. The Evaluator or successor evaluator must mail a copy of the notice of resignation to the Sponsor and the Trustee, not less than 60 days before the date such notice of resignation is to take effect. The Sponsor and the Trustee upon receiving notice of such resignation are obligated to appoint a successor evaluator promptly. If, upon such resignation, no successor evaluator has been appointed and has accepted the appointment within 30 days after notification, the retiring Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Upon execution of a written acceptance of such appointment by such successor evaluator, all the rights, powers, duties and obligations of the original Evaluator shall vest in the successor. The resignation or removal of an Evaluator becomes effective only when the successor evaluator accepts its appointment as such or when a court of competent jurisdiction appoints a successor evaluator.

     Any corporation into which an Evaluator may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which an Evaluator shall be a party, shall be the successor evaluator.

     Effective June 19, 1995, The Bank of New York resigned as Evaluator and Van Kampen American Capital Investment Advisory Corp. was appointed successor evaluator.


Legal Opinions

     The legality of the Units offered hereby has been passed upon by Bryan Cave LLP, One Metropolitan Square, 211 North Broadway, Suite 3600, St. Louis, Missouri 63102-2750, which firm has also rendered an opinion regarding certain tax law matters with respect to the Trust.


Auditors

     The financial statements and schedule of Trust Securities included in this Prospectus have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto in Part One of this Prospectus, and are included herein in reliance upon the authority of said firm as experts in giving said reports.

                              CENTRAL EQUITY TRUST

Sponsor                  Unison Investment Trusts Ltd.
                         12555 Manchester Road
                         St. Louis, Missouri 63131

Trustee                  The Bank of New York
                         101 Barclay Street
                         New York, New York 10286

Evaluator                Van Kampen American Capital Investment Advisory Corp.
                         One Parkview Plaza
                         Oakbrook Terrace, Illinois 60181

Legal Counsel            Bryan Cave LLP
                         One Metropolitan Square
                         211 North Broadway, Suite 3600
                         St. Louis, Missouri 63102-2750

Independent Public       Arthur Andersen LLP
Accountants              1010 Market Street
for the Trust            St. Louis, Missouri 63101

                         ------------------------------

     Except as to statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.

     This Prospectus does not contain all the information set forth in the registration statements and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to which reference is hereby made.

     No person is authorized to give any information or to make representations not contained in this Prospectus or in supplementary sales literature prepared by the Sponsor, and any information or representations not contained therein must not be relied upon as having been authorized by either the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, units in any State to any person to whom it is not lawful to make such offer in such State. Each Trust is registered as a Unit Investment Trust, under the Investment Company Act of 1940, as amended. Such registration does not imply that the Trust or any of the Units have been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.

                              CENTRAL EQUITY TRUST
                                     [LOGO]*
                               WORLDWIDE SERIES 1
                     UTILITY & TELECOMMUNICATIONS PORTFOLIO

                               ------------------
                               CURRENT PROSPECTUS
                               ------------------

                          Updated as of October 5, 1995

---------------
* Description of logo: One large square, containing a black square in each corner, each black square containing within it a white symbol: an electric plug symbolizing electricity; a flame symbolizing natural gas; a satellite dish symbolizing telecommunications; and a running faucet symbolizing water. The center of the large square contains a picture of the world.

                           UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       CONTENTS OF REGISTRATION STATEMENT

    This Registration Statement comprises the following papers and documents:

         The facing sheet.

         The prospectus consisting of 42 pages.

         The undertaking to file reports.

         The signature.

         Written consents of the following persons:

             Arthur Andersen LLP

             Van Kampen American Capital Investment Advisory Corp.
               (as Evaluator)

         The following exhibits:

             10. Opinion of counsel as to the Federal and New York income tax status of the securities.

             11. Consent of Arthur Andersen LLP.

             13. Consent of Van Kampen American Capital Investment Advisory
                 Corp.

             14. Written representation of counsel pursuant to the requirements of Rule 485

             27. Financial Data Schedule (submitted for the information of the
                 Securities and Exchange Commission)

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the registrant, Central Equity Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Des Peres, and State of Missouri, on the 5th day of October, 1995.


                                          CENTRAL EQUITY TRUST

                                          By:  UNISON INVESTMENT TRUSTS LTD.,
                                               Depositor

                                               By:  Unison Capital Corp., Inc.,
                                                    General Partner

                                                    By:  /S/ STEVEN NOVIK
                                                         Its: President

                                  EXHIBIT INDEX
                                       TO
                         FORM S-6 REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

EXHIBIT NO.                           TITLE OF DOCUMENT
-----------    ----------------------------------------------------------------

10. Opinion of counsel as to the Federal and New York income tax status of the securities being registered

11.            Consent of Arthur Andersen LLP

13.            Consent of Van Kampen American Capital Investment Advisory Corp.

14. Written representation of counsel pursuant to the requirements of Rule 485

27. Financial Data Schedule (submitted for the information of the Securities and Exchange Commission)